UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Aggressive Growth Portfolio

March 31, 2007

1.799850.103

VIPAG-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 0.5%
Life Time Fitness, Inc. (a)	2,400	$ 123,384
Media - 0.5%
Marvel Entertainment, Inc. (a)	4,000	111,000
Specialty Retail - 2.0%
Coldwater Creek, Inc. (a)	16,559	335,817
Eddie Bauer Holdings, Inc. (a)	8,400	95,508
		431,325
Textiles, Apparel & Luxury Goods - 0.6%
Iconix Brand Group, Inc. (a)	6,076	123,950
TOTAL CONSUMER DISCRETIONARY		789,659
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc.	4,900	219,765
Food Products - 0.6%
Wilmar International Ltd.	72,000	130,512
TOTAL CONSUMER STAPLES		350,277
ENERGY - 4.1%
Energy Equipment & Services - 1.0%
FMC Technologies, Inc. (a)	3,200	223,232
Oil, Gas & Consumable Fuels - 3.1%
Quicksilver Resources, Inc. (a)	5,100	202,827
Range Resources Corp.	7,650	255,510
Williams Companies, Inc.	7,645	217,577
		675,914
TOTAL ENERGY		899,146
FINANCIALS - 10.2%
Capital Markets - 6.4%
AllianceBernstein Holding LP	2,518	222,843
Fortress Investment Group LLC	4,500	129,060
Greenhill & Co., Inc.	3,200	196,448
Indiabulls Financial Services Ltd.	32,507	312,301
Julius Baer Holding AG (Bearer)	876	119,500
MarketAxess Holdings, Inc. (a)	4,152	69,504
T. Rowe Price Group, Inc.	7,077	333,964
		1,383,620
Commercial Banks - 1.0%
Commerce Bancorp, Inc., New Jersey	6,744	225,115
Diversified Financial Services - 1.7%
Chicago Mercantile Exchange Holdings, Inc. Class A	400	212,984

	Shares	Value
IntercontinentalExchange, Inc. (a)	900	$ 109,989
JSE Ltd.	3,552	34,749
		357,722
Real Estate Management & Development - 1.1%
Dev Property Development PLC	80,900	128,951
Indiabulls Real Estate Ltd. (a)	17,078	117,337
		246,288
TOTAL FINANCIALS		2,212,745
HEALTH CARE - 30.5%
Biotechnology - 5.2%
Alnylam Pharmaceuticals, Inc. (a)	14,908	268,344
Amylin Pharmaceuticals, Inc. (a)	6,900	257,784
Celgene Corp. (a)	4,180	219,283
CytRx Corp. (a)	33,064	155,070
Omrix Biopharmaceuticals, Inc.	3,020	115,575
ONYX Pharmaceuticals, Inc. (a)	4,400	109,296
		1,125,352
Health Care Equipment & Supplies - 18.4%
ArthroCare Corp. (a)	4,200	151,368
Conceptus, Inc. (a)	6,500	130,000
Cyberonics, Inc. (a)	15,200	285,456
Hologic, Inc. (a)	4,122	237,592
Immucor, Inc. (a)	3,700	108,891
Intuitive Surgical, Inc. (a)	1,946	236,575
Kyphon, Inc. (a)	6,572	296,660
Mentor Corp.	2,400	110,400
NeuroMetrix, Inc. (a)	5,860	56,901
Northstar Neuroscience, Inc.	11,300	144,640
NuVasive, Inc. (a)	20,281	481,674
Respironics, Inc. (a)	5,424	227,754
Sirona Dental Systems, Inc.	6,133	211,343
Somanetics Corp. (a)	5,200	103,688
St. Jude Medical, Inc. (a)	32,600	1,226,088
		4,009,030
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)	4,100	109,921
Eclipsys Corp. (a)	11,740	226,230
Merge Technologies, Inc. (a)	18,000	87,660
		423,811
Life Sciences Tools & Services - 2.1%
Advanced Magnetics, Inc. (a)	3,700	222,999
Ventana Medical Systems, Inc. (a)	5,406	226,511
		449,510
Pharmaceuticals - 2.9%
Collagenex Pharmaceuticals, Inc. (a)	8,076	109,107
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Medicis Pharmaceutical Corp. Class A	8,270	$ 254,881
Sepracor, Inc. (a)	5,756	268,402
		632,390
TOTAL HEALTH CARE		6,640,093
INDUSTRIALS - 8.7%
Air Freight & Logistics - 0.6%
Panalpina Welttransport Holding AG	820	137,161
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc.	2,413	109,116
CoStar Group, Inc. (a)	2,327	103,970
		213,086
Construction & Engineering - 5.1%
Granite Construction, Inc.	3,900	215,514
Infrasource Services, Inc. (a)	16,100	491,533
Quanta Services, Inc. (a)	16,200	408,564
		1,115,611
Electrical Equipment - 1.5%
Neo-Neon Holdings Ltd.	64,000	119,424
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	3,100	107,291
Suzlon Energy Ltd.	4,736	109,118
		335,833
Road & Rail - 0.5%
Guangshen Railway Co. Ltd. (H Shares)	154,000	97,759
TOTAL INDUSTRIALS		1,899,450
INFORMATION TECHNOLOGY - 35.2%
Communications Equipment - 6.3%
Adtran, Inc.	11,020	268,337
Comverse Technology, Inc. (a)	15,734	335,921
Juniper Networks, Inc. (a)	32,400	637,632
Polycom, Inc. (a)	3,700	123,321
		1,365,211
Computers & Peripherals - 3.0%
Apple, Inc. (a)	3,500	325,185
Sun Microsystems, Inc. (a)	54,600	328,146
		653,331
Internet Software & Services - 3.8%
aQuantive, Inc. (a)	4,348	121,353
Omniture, Inc.	4,284	78,097
SAVVIS, Inc. (a)	2,700	129,276

	Shares	Value
ValueClick, Inc. (a)	10,700	$ 279,591
Yahoo!, Inc. (a)	7,000	219,030
		827,347
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	2,400	211,848
Mastercard, Inc. Class A	2,600	276,224
Unisys Corp. (a)	25,500	214,965
		703,037
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc. (a)	17,100	223,326
Altera Corp. (a)	11,100	221,889
ASML Holding NV (NY Shares) (a)	8,900	220,275
Broadcom Corp. Class A (a)	13,521	433,618
Integrated Device Technology, Inc. (a)	14,500	223,590
Marvell Technology Group Ltd. (a)	31,666	532,305
PMC-Sierra, Inc. (a)	71,236	499,364
Renewable Energy Corp. AS	4,650	105,183
Techwell, Inc.	1,200	14,964
		2,474,514
Software - 7.5%
Electronic Arts, Inc. (a)	8,700	438,132
Financial Technology (India) Ltd.	3,089	130,006
Informatica Corp. (a)	18,600	249,798
Nintendo Co. Ltd.	2,300	668,548
Quality Systems, Inc.	3,335	133,400
		1,619,884
TOTAL INFORMATION TECHNOLOGY		7,643,324
MATERIALS - 2.1%
Chemicals - 2.1%
Agrium, Inc.	2,900	111,398
Monsanto Co.	6,026	331,189
		442,587
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
Level 3 Communications, Inc. (a)	36,822	224,614
Qwest Communications International, Inc. (a)	27,500	247,225
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	10,567	219,477
		691,316
TOTAL COMMON STOCKS (Cost $20,211,786)		21,568,597
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 5.41% (b) (Cost $275,724)	275,724	275,724
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $25,000)	$ 25,011	$ 25,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $20,512,510)	21,869,321
NET OTHER ASSETS - (0.6)%	(120,456)
NET ASSETS - 100%	$ 21,748,865
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 17,266
Bear Stearns & Co., Inc.	3,787
HSBC Securities (USA), Inc.	160
Merrill Lynch Government Securities, Inc.	3,787
$ 25,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,469
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $20,761,558. Net unrealized appreciation aggregated $1,107,763, of which $2,543,158 related to appreciated investment securities and $1,435,395 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2007

1.799884.103

VIPBAL-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Gentex Corp.	17,900	$ 290,875
Automobiles - 0.1%
Coachmen Industries, Inc.	14,900	156,897
Renault SA	2,400	280,678
Winnebago Industries, Inc.	6,300	211,869
		649,444
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	7,766	340,927
Career Education Corp. (a)	17,900	545,950
Carriage Services, Inc. Class A	12,700	102,743
H&R Block, Inc.	11,200	235,648
Service Corp. International	39,000	462,540
Stewart Enterprises, Inc. Class A	7,858	63,335
		1,751,143
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd.	16,446	218,226
Carnival Corp. unit	900	42,174
Gaylord Entertainment Co. (a)	4,900	259,063
Greek Organization of Football Prognostics SA	7,300	280,059
InterContinental Hotel Group PLC	2,200	54,376
McDonald's Corp.	35,000	1,576,750
OSI Restaurant Partners, Inc.	8,800	347,600
Royal Caribbean Cruises Ltd.	5,600	236,096
Six Flags, Inc.	4,200	25,242
Starbucks Corp. (a)	7,258	227,611
Vail Resorts, Inc. (a)	6,100	331,413
WMS Industries, Inc. (a)	14,000	549,360
Yum! Brands, Inc.	4,700	271,472
		4,419,442
Household Durables - 0.7%
Beazer Homes USA, Inc.	14,831	430,544
Black & Decker Corp.	2,100	171,402
Centex Corp.	7,400	309,172
Champion Enterprises, Inc. (a)	8,600	75,680
Cyrela Brazil Realty SA	23,000	211,520
D.R. Horton, Inc.	3,500	77,000
Furniture Brands International, Inc.	12,100	190,938
La-Z-Boy, Inc. (e)	18,400	227,792
Lennar Corp. Class A	1,800	75,978
Snap-On, Inc.	3,100	149,110
Sony Corp. sponsored ADR	5,800	292,842
Standard Pacific Corp.	7,100	148,177
The Stanley Works	6,500	359,840
Whirlpool Corp.	7,200	611,352
		3,331,347
Leisure Equipment & Products - 0.2%
Brunswick Corp.	2,100	66,885
Callaway Golf Co.	20,900	329,384

	Shares	Value
Eastman Kodak Co.	20,100	$ 453,456
MarineMax, Inc. (a)	12,454	288,684
		1,138,409
Media - 1.8%
Clear Channel Communications, Inc.	1,800	63,072
Clear Channel Outdoor Holding, Inc. Class A (a)	14,242	374,707
Comcast Corp. Class A (special) (non-vtg.)	14,400	366,768
DreamWorks Animation SKG, Inc. Class A (a)	11,800	360,844
EchoStar Communications Corp. Class A (a)	9,342	405,723
Getty Images, Inc. (a)	7,500	364,725
Lamar Advertising Co. Class A	7,899	497,400
Liberty Global, Inc. Class A (a)	10,500	345,765
Live Nation, Inc. (a)	55,020	1,213,741
McGraw-Hill Companies, Inc.	6,200	389,856
Naspers Ltd. Class N sponsored ADR	9,100	218,036
News Corp. Class A	5,400	124,848
Omnicom Group, Inc.	2,600	266,188
R.H. Donnelley Corp.	4,600	326,094
Radio One, Inc. Class D (non-vtg.) (a)	9,900	63,954
Regal Entertainment Group Class A	9,900	196,713
Time Warner, Inc.	110,100	2,171,172
Valassis Communications, Inc. (a)	22,102	379,933
Virgin Media, Inc.	15,313	386,653
		8,516,192
Multiline Retail - 0.7%
Family Dollar Stores, Inc.	21,700	642,754
Federated Department Stores, Inc.	14,600	657,730
Fred's, Inc. Class A	14,000	205,800
JCPenney Co., Inc.	5,000	410,800
Retail Ventures, Inc. (a)	13,500	284,175
Sears Holdings Corp. (a)	3,500	630,560
Target Corp.	5,600	331,856
Tuesday Morning Corp.	17,686	262,460
		3,426,135
Specialty Retail - 1.1%
AnnTaylor Stores Corp. (a)	4,500	174,510
Build-A-Bear Workshop, Inc. (a)(e)	12,850	352,990
Coldwater Creek, Inc. (a)	3,600	73,008
DCM Japan Holdings Co. Ltd. (a)	26,900	243,591
Eddie Bauer Holdings, Inc. (a)	14,500	164,865
Gamestop Corp. Class A (a)	23,400	762,138
Group 1 Automotive, Inc.	1,300	51,701
Gymboree Corp. (a)	400	16,028
Hibbett Sports, Inc. (a)	8,700	248,733
Home Depot, Inc.	19,200	705,408
OfficeMax, Inc.	6,700	353,358
Pacific Sunwear of California, Inc. (a)	15,300	318,699
PETsMART, Inc.	14,800	487,808
RadioShack Corp.	17,900	483,837
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	22,500	$ 581,400
The Men's Wearhouse, Inc.	3,000	141,150
TJX Companies, Inc.	7,600	204,896
		5,364,120
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	3,600	382,536
TOTAL CONSUMER DISCRETIONARY		29,269,643
CONSUMER STAPLES - 4.3%
Beverages - 0.2%
Anadolu Efes Biracilk Ve Malt Sanyii AS	4,000	131,466
Constellation Brands, Inc. Class A (sub. vtg.)	700	14,826
Cott Corp. (a)	9,800	130,039
Fomento Economico Mexicano SA de CV sponsored ADR	2,700	298,053
Pernod Ricard SA	840	170,353
Remy Cointreau SA	2,400	161,963
		906,700
Food & Staples Retailing - 0.9%
CVS Corp.	34,924	1,192,305
Kroger Co.	13,700	387,025
Rite Aid Corp.	58,800	339,276
Sysco Corp.	8,700	294,321
Wal-Mart de Mexico SA de CV Series V	18,300	78,140
Wal-Mart Stores, Inc.	25,600	1,201,920
Walgreen Co.	8,600	394,654
Winn-Dixie Stores, Inc. (a)(e)	32,425	572,301
		4,459,942
Food Products - 0.8%
Bunge Ltd.	5,700	468,654
Cermaq ASA	14,100	264,432
Chiquita Brands International, Inc.	17,000	238,340
Corn Products International, Inc.	17,680	629,231
General Mills, Inc.	5,700	331,854
Global Bio-Chem Technology Group Co. Ltd.	290,000	74,231
Groupe Danone	100	16,337
Kellogg Co.	5,500	282,865
Koninklijke Numico NV	4,100	211,458
Leroy Seafood Group ASA	1,900	41,259
Marine Harvest ASA (a)	397,000	466,314
Nestle SA (Reg.)	908	353,555
Smithfield Foods, Inc. (a)	7,500	224,625
Tyson Foods, Inc. Class A	11,500	223,215
		3,826,370
Household Products - 1.0%
Central Garden & Pet Co.	24,200	357,434

	Shares	Value
Central Garden & Pet Co. Class A (non-vtg.) (a)	17,912	$ 263,306
Colgate-Palmolive Co.	9,400	627,826
Procter & Gamble Co.	51,340	3,242,634
		4,491,200
Personal Products - 0.3%
Avon Products, Inc.	30,300	1,128,978
Playtex Products, Inc. (a)	22,700	308,039
		1,437,017
Tobacco - 1.1%
Altadis SA (Spain)	4,100	263,269
Altria Group, Inc.	54,850	4,816,379
Japan Tobacco, Inc.	14	68,638
		5,148,286
TOTAL CONSUMER STAPLES		20,269,515
ENERGY - 8.5%
Energy Equipment & Services - 5.2%
Baker Hughes, Inc.	24,900	1,646,637
BJ Services Co.	9,700	270,630
Cameron International Corp. (a)	13,500	847,665
GlobalSantaFe Corp.	7,000	431,760
Grant Prideco, Inc. (a)	19,600	976,864
Halliburton Co.	43,900	1,393,386
Hanover Compressor Co. (a)	11,500	255,875
Nabors Industries Ltd. (a)	48,812	1,448,252
NATCO Group, Inc. Class A (a)	6,900	235,428
National Oilwell Varco, Inc. (a)	119,900	9,327,021
Noble Corp.	6,600	519,288
Parker Drilling Co. (a)	21,510	201,979
Pride International, Inc. (a)	75,600	2,275,560
Smith International, Inc.	26,700	1,282,935
Superior Energy Services, Inc. (a)	10,244	353,111
Transocean, Inc. (a)	4,800	392,160
Universal Compression Holdings, Inc. (a)	3,400	230,112
W-H Energy Services, Inc. (a)	5,600	261,744
Weatherford International Ltd. (a)	48,374	2,181,667
Willbros Group, Inc. (a)	3,000	67,620
		24,599,694
Oil, Gas & Consumable Fuels - 3.3%
Alpha Natural Resources, Inc. (a)	14,700	229,761
Aurora Oil & Gas Corp. (a)	101,339	264,495
Boardwalk Pipeline Partners, LP	2,700	99,495
Cabot Oil & Gas Corp.	5,500	370,260
Cameco Corp.	300	12,291
Cheniere Energy Partners LP	8,500	181,305
Chesapeake Energy Corp.	17,300	534,224
Ellora Energy, Inc. (a)(f)	30,267	345,044
Energy Partners Ltd. (a)	3,085	55,993
EOG Resources, Inc.	7,700	549,318
Evergreen Energy, Inc. (a)(e)	21,400	140,598
Foundation Coal Holdings, Inc.	11,200	384,608
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Goodrich Petroleum Corp.	5,200	$ 174,876
Helix Energy Solutions Group, Inc. (a)	7,900	294,591
International Coal Group, Inc. (a)	37,054	194,534
Mariner Energy, Inc. (a)	3,100	59,303
Massey Energy Co.	12,500	299,875
Noble Energy, Inc.	3,600	214,740
OMI Corp.	2,700	72,522
Petrohawk Energy Corp. (a)	4,900	64,533
Petroleum Development Corp. (a)	4,400	235,708
Plains Exploration & Production Co. (a)	8,400	379,176
Quicksilver Resources, Inc. (a)	14,500	576,665
Range Resources Corp.	22,950	766,530
Southwestern Energy Co. (a)	15,200	622,896
Suncor Energy, Inc.	4,100	311,970
SXR Uranium One, Inc. (a)	34,700	478,476
Tesoro Corp.	2,500	251,075
Ultra Petroleum Corp. (a)	17,000	903,210
Uramin, Inc. (a)	14,300	73,587
Uramin, Inc. (a)(j)	20,400	104,977
Valero Energy Corp.	95,597	6,165,051
Western Oil Sands, Inc. Class A (a)	7,700	227,422
Williams Companies, Inc.	11,700	332,982
		15,972,091
TOTAL ENERGY		40,571,785
FINANCIALS - 13.9%
Capital Markets - 2.0%
American Capital Strategies Ltd.	12,500	553,875
Ameriprise Financial, Inc.	4,980	284,557
Ares Capital Corp.	12,500	227,125
Bank of New York Co., Inc.	20,900	847,495
Credit Suisse Group sponsored ADR	5,400	387,882
E*TRADE Financial Corp.	42,100	893,362
EFG International (a)	1,970	85,906
Franklin Resources, Inc.	3,700	447,071
Goldman Sachs Group, Inc.	2,400	495,912
Investors Financial Services Corp.	2,553	148,457
Janus Capital Group, Inc.	12,500	261,375
Julius Baer Holding AG (Bearer)	2,323	316,894
Lazard Ltd. Class A	15,400	772,772
MarketAxess Holdings, Inc. (a)	1,800	30,132
Mellon Financial Corp.	5,300	228,642
Merrill Lynch & Co., Inc.	22,600	1,845,742
Northern Trust Corp.	5,800	348,812
optionsXpress Holdings, Inc.	900	21,186
State Street Corp.	7,800	505,050
T. Rowe Price Group, Inc.	1,404	66,255
TradeStation Group, Inc. (a)	3,100	39,029
UBS AG (Reg.)	9,979	593,052
		9,400,583

	Shares	Value
Commercial Banks - 2.4%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	25,700	$ 630,935
Banco Nossa Caixa SA	13,900	196,188
Bank of Montreal	4,500	271,742
Barclays PLC	3,100	44,129
Colonial Bancgroup, Inc.	17,800	440,550
Commerce Bancorp, Inc., New Jersey	8,200	273,716
Erste Bank AG	400	31,151
Hanmi Financial Corp.	13,300	253,498
Nara Bancorp, Inc.	8,700	152,337
National Australia Bank Ltd.	11,010	358,596
PNC Financial Services Group, Inc.	16,600	1,194,702
R&G Financial Corp. Class B	9,900	49,500
Societe Generale Series A	1,910	330,072
Swedbank AB (A Shares)	2,300	80,523
Synovus Financial Corp.	5,900	190,806
UCBH Holdings, Inc.	31,900	593,978
UMB Financial Corp.	200	7,552
Unicredito Italiano Spa	36,500	347,392
UnionBanCal Corp.	1,800	114,156
W Holding Co., Inc.	36,500	182,500
Wachovia Corp.	45,827	2,522,776
Wells Fargo & Co.	66,500	2,289,595
Wilshire Bancorp, Inc.	14,400	236,160
Wintrust Financial Corp.	8,100	361,341
Zions Bancorp	900	76,068
		11,229,963
Consumer Finance - 0.3%
American Express Co.	10,400	586,560
Capital One Financial Corp. (e)	10,600	799,876
ORIX Corp.	990	257,939
		1,644,375
Diversified Financial Services - 3.1%
Bank of America Corp.	98,305	5,015,521
Citigroup, Inc.	51,600	2,649,144
FirstRand Ltd.	52,100	176,720
JPMorgan Chase & Co.	87,700	4,242,926
Kotak Mahindra Bank Ltd. sponsored GDR (f)	5,783	63,773
Moody's Corp.	4,700	291,682
PICO Holdings, Inc. (a)(e)	41,396	1,768,023
PICO Holdings, Inc. (a)(j)	8,460	325,194
The NASDAQ Stock Market, Inc. (a)	1,800	52,938
TSX Group, Inc.	2,000	85,315
		14,671,236
Insurance - 3.1%
ACE Ltd.	20,300	1,158,318
AFLAC, Inc.	11,300	531,778
American International Group, Inc.	58,350	3,922,287
Aspen Insurance Holdings Ltd.	20,100	526,821
Assurant, Inc.	9,500	509,485
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	3,300	$ 111,738
Endurance Specialty Holdings Ltd.	8,700	310,938
Fidelity National Financial, Inc. Class A	6,700	160,867
First American Corp., California	700	35,504
Hartford Financial Services Group, Inc.	10,900	1,041,822
IPC Holdings Ltd.	6,700	193,295
MBIA, Inc.	2,200	144,078
MetLife, Inc.	15,600	985,140
Montpelier Re Holdings Ltd.	13,200	228,888
National Financial Partners Corp.	6,300	295,533
Navigators Group, Inc. (a)	3,500	175,595
PartnerRe Ltd.	6,300	431,802
Platinum Underwriters Holdings Ltd.	8,600	275,888
Prudential Financial, Inc.	14,200	1,281,692
T&D Holdings, Inc.	7,000	480,799
The Travelers Companies, Inc.	15,249	789,441
Universal American Financial Corp. (a)	19,119	370,526
Willis Group Holdings Ltd.	2,200	87,076
XL Capital Ltd. Class A	5,700	398,772
Zenith National Insurance Corp.	2,600	122,902
		14,570,985
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	3,400	341,258
Annaly Capital Management, Inc.	51,700	800,316
BRE Properties, Inc. Class A	2,200	138,930
CapitalSource, Inc. (e)	11,300	283,969
CBRE Realty Finance, Inc.	6,200	82,026
Developers Diversified Realty Corp.	14,900	937,210
Duke Realty LP	15,800	686,826
Education Realty Trust, Inc.	4,406	65,121
Equity Lifestyle Properties, Inc.	900	48,609
Friedman, Billings, Ramsey Group, Inc. Class A	13,900	76,728
General Growth Properties, Inc.	11,500	742,555
Health Care Property Investors, Inc.	13,800	497,214
Highwoods Properties, Inc. (SBI)	7,200	284,328
HomeBanc Mortgage Corp., Georgia	25,000	87,250
Kilroy Realty Corp.	200	14,750
Kite Realty Group Trust	1,300	25,935
Pennsylvania (REIT) (SBI)	2,800	124,124
Potlatch Corp.	2,400	109,872
Public Storage, Inc.	2,700	255,609
Quadra Realty Trust, Inc.	8,800	114,752
Simon Property Group, Inc.	300	33,375
Sovran Self Storage, Inc.	2,100	116,361
Spirit Finance Corp.	3,500	52,150
Tanger Factory Outlet Centers, Inc.	1,500	60,585
UDR, Inc.	25,900	793,058
Vornado Realty Trust	4,500	537,030
		7,309,941

	Shares	Value
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	2,100	$ 71,778
Meruelo Maddux Properties, Inc.	13,400	117,250
Mitsubishi Estate Co. Ltd.	8,000	261,654
Mitsui Fudosan Co. Ltd.	11,000	321,594
		772,276
Thrifts & Mortgage Finance - 1.3%
BankUnited Financial Corp. Class A	3,132	66,430
Countrywide Financial Corp.	30,000	1,009,200
Fannie Mae	35,000	1,910,300
Freddie Mac	24,100	1,433,709
Hudson City Bancorp, Inc.	41,700	570,456
MGIC Investment Corp.	6,300	371,196
NetBank, Inc.	70,700	156,247
New York Community Bancorp, Inc.	5,400	94,986
NewAlliance Bancshares, Inc.	15,500	251,255
Radian Group, Inc.	7,600	417,088
		6,280,867
TOTAL FINANCIALS		65,880,226
HEALTH CARE - 5.9%
Biotechnology - 0.8%
Amgen, Inc. (a)	22,700	1,268,476
Biogen Idec, Inc. (a)	6,300	279,594
Cephalon, Inc. (a)	10,400	740,584
DUSA Pharmaceuticals, Inc. (a)	18,400	65,872
Genentech, Inc. (a)	3,700	303,844
Gilead Sciences, Inc. (a)	5,900	451,350
MannKind Corp. (a)	15,300	218,790
OSI Pharmaceuticals, Inc. (a)	10,700	353,100
PDL BioPharma, Inc. (a)	8,900	193,130
Vertex Pharmaceuticals, Inc. (a)	4,200	117,768
		3,992,508
Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc. (a)	8,700	323,640
Alcon, Inc.	2,880	379,642
American Medical Systems Holdings, Inc. (a)	14,400	304,848
ArthroCare Corp. (a)	7,531	271,417
Aspect Medical Systems, Inc. (a)	14,700	229,173
Baxter International, Inc.	11,600	610,972
Beckman Coulter, Inc.	1,000	63,890
Becton, Dickinson & Co.	4,600	353,694
C.R. Bard, Inc.	7,800	620,178
Cooper Companies, Inc.	11,500	559,130
Hologic, Inc. (a)	5,369	309,469
Inverness Medical Innovations, Inc. (a)	12,500	547,250
Inverness Medical Innovations, Inc. (a)(j)	6,471	283,300
Respironics, Inc. (a)	8,400	352,716
Varian Medical Systems, Inc. (a)	2,700	128,763
		5,338,082
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.5%
Acibadem Saglik Hizmetleri AS	21,000	$ 235,345
Brookdale Senior Living, Inc.	9,500	424,270
Cardinal Health, Inc.	6,100	444,995
DaVita, Inc. (a)	6,000	319,920
Health Net, Inc. (a)	19,100	1,027,771
Henry Schein, Inc. (a)	2,500	137,950
Humana, Inc. (a)	4,314	250,298
McKesson Corp.	6,600	386,364
Medco Health Solutions, Inc. (a)	12,400	899,372
Omnicare, Inc.	11,000	437,470
UnitedHealth Group, Inc.	49,000	2,595,530
		7,159,285
Health Care Technology - 0.3%
Cerner Corp. (a)	7,500	408,375
Emdeon Corp. (a)	34,800	526,524
IMS Health, Inc.	9,700	287,702
		1,222,601
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	9,272	278,809
Charles River Laboratories International, Inc. (a)	14,600	675,396
Millipore Corp. (a)	400	28,988
Pharmaceutical Product Development, Inc.	9,586	322,952
		1,306,145
Pharmaceuticals - 1.9%
Adams Respiratory Therapeutics, Inc. (a)	17,570	590,879
Alpharma, Inc. Class A	16,600	399,728
Barr Pharmaceuticals, Inc. (a)	8,300	384,705
Endo Pharmaceuticals Holdings, Inc. (a)	10,842	318,755
Johnson & Johnson	34,100	2,054,866
Merck & Co., Inc.	60,200	2,659,034
MGI Pharma, Inc. (a)	17,961	403,584
Schering-Plough Corp.	19,000	484,690
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,300	572,679
Wyeth	22,200	1,110,666
Xenoport, Inc. (a)	100	2,786
		8,982,372
TOTAL HEALTH CARE		28,000,993
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.3%
DRS Technologies, Inc.	8,600	448,662
DynCorp International, Inc. Class A	9,700	146,373
General Dynamics Corp.	14,100	1,077,240
Hexcel Corp. (a)	42,178	837,233
Honeywell International, Inc.	20,500	944,230
Northrop Grumman Corp.	1,000	74,220

	Shares	Value
Orbital Sciences Corp. (a)	19,250	$ 360,745
Raytheon Co.	10,600	556,076
Raytheon Co. warrants 6/16/11 (a)	200	3,470
Rockwell Collins, Inc.	6,300	421,659
Spirit AeroSystems Holdings, Inc. Class A	6,900	219,765
United Technologies Corp.	14,000	910,000
		5,999,673
Air Freight & Logistics - 0.3%
FedEx Corp.	2,900	311,547
Forward Air Corp.	12,400	407,712
United Parcel Service, Inc. Class B	8,000	560,800
UTI Worldwide, Inc.	12,100	297,418
		1,577,477
Airlines - 0.2%
AirTran Holdings, Inc. (a)	57,500	590,525
Frontier Airlines Holdings, Inc. (a)(e)	51,000	306,510
TAM SA (PN) sponsored ADR (ltd. vtg.)	7,100	188,576
		1,085,611
Building Products - 0.1%
American Standard Companies, Inc.	1,800	95,436
Masco Corp.	10,700	293,180
		388,616
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. (a)	7,269	175,110
Allied Waste Industries, Inc.	49,800	626,982
CDI Corp.	5,257	152,032
Cintas Corp.	8,800	317,680
Clean Harbors, Inc.	12,900	583,338
Covanta Holding Corp. (a)	19,500	432,510
Diamond Management & Technology Consultants, Inc.	11,367	132,880
Equifax, Inc.	900	32,805
Interface, Inc. Class A	11,925	190,681
Kforce, Inc. (a)	16,488	227,040
The Brink's Co.	11,400	723,330
Waste Management, Inc.	12,100	416,361
		4,010,749
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	35,600	1,094,700
Fluor Corp.	25,200	2,260,944
Foster Wheeler Ltd. (a)	2,800	163,492
Granite Construction, Inc.	6,300	348,138
Hochtief AG	1,300	131,803
Hyundai Engineering & Construction Co. Ltd. (a)	4,853	261,530
Shaw Group, Inc. (a)	44,000	1,375,880
URS Corp. (a)	700	29,813
Washington Group International, Inc. (a)	10,975	728,960
		6,395,260
Electrical Equipment - 0.1%
ABB Ltd. sponsored ADR	14,100	242,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries Ltd. Class A	5,200	$ 233,948
SolarWorld AG	700	54,355
		530,541
Industrial Conglomerates - 1.3%
General Electric Co.	117,200	4,144,192
McDermott International, Inc. (a)	11,700	573,066
Tyco International Ltd.	47,100	1,486,005
		6,203,263
Machinery - 0.6%
Albany International Corp. Class A	7,300	262,362
Danaher Corp.	3,600	257,220
Deere & Co.	5,300	575,792
Dover Corp.	6,392	311,994
Flowserve Corp.	4,300	245,917
Gardner Denver, Inc. (a)	5,100	177,735
Joy Global, Inc.	16,196	694,808
Oshkosh Truck Co.	6,400	339,200
		2,865,028
Marine - 0.2%
Alexander & Baldwin, Inc.	18,279	921,993
American Commercial Lines, Inc. (a)	7,100	223,295
		1,145,288
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	11,800	949,074
Canadian National Railway Co.	2,900	127,901
Canadian Pacific Railway Ltd.	2,500	140,639
CSX Corp.	9,700	388,485
Laidlaw International, Inc.	16,600	574,360
Norfolk Southern Corp.	1,815	91,839
Universal Truckload Services, Inc. (a)	5,460	132,187
YRC Worldwide, Inc. (a)	1,800	72,396
		2,476,881
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	18,100	467,885
WESCO International, Inc. (a)	14,500	910,310
		1,378,195
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	6,200	266,600
TOTAL INDUSTRIALS		34,323,182
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.0%
Adtran, Inc.	16,100	392,035
Alcatel-Lucent SA sponsored ADR	38,962	460,531
Andrew Corp. (a)	23,100	244,629
Cisco Systems, Inc. (a)	14,900	380,397
Comverse Technology, Inc. (a)	2,700	57,645

	Shares	Value
Dycom Industries, Inc. (a)	32,500	$ 846,950
Finisar Corp. (a)	9,900	34,650
Harris Corp.	18,400	937,480
Juniper Networks, Inc. (a)	6,200	122,016
MasTec, Inc. (a)	24,800	273,048
Motorola, Inc.	37,100	655,557
Nortel Networks Corp. (a)	4,450	106,649
Powerwave Technologies, Inc. (a)	10,700	60,883
QUALCOMM, Inc.	8,500	362,610
		4,935,080
Computers & Peripherals - 1.4%
Electronics for Imaging, Inc. (a)	16,900	396,305
Hewlett-Packard Co.	27,200	1,091,808
Intermec, Inc. (a)	14,554	325,136
NCR Corp. (a)	17,200	821,644
Network Appliance, Inc. (a)	9,500	346,940
QLogic Corp. (a)	28,400	482,800
SanDisk Corp. (a)	13,200	578,160
Seagate Technology	92,327	2,151,219
Sun Microsystems, Inc. (a)	61,900	372,019
		6,566,031
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	18,400	619,896
Amphenol Corp. Class A	12,100	781,297
Avnet, Inc. (a)	16,300	589,082
Flextronics International Ltd. (a)	77,400	846,756
Ingram Micro, Inc. Class A (a)	21,200	409,372
Itron, Inc. (a)	1,300	84,552
Molex, Inc.	12,900	363,780
Murata Manufacturing Co. Ltd.	2,500	182,466
Solectron Corp. (a)	192,600	606,690
Tektronix, Inc.	16,500	464,640
TTM Technologies, Inc. (a)	7,642	72,905
		5,021,436
Internet Software & Services - 0.7%
aQuantive, Inc. (a)	4,000	111,640
Google, Inc. Class A (sub. vtg.) (a)	2,560	1,172,890
LoopNet, Inc.	23,961	409,493
Open Text Corp. (a)	4,100	91,229
ValueClick, Inc. (a)	9,000	235,170
VeriSign, Inc. (a)	23,200	582,784
Yahoo!, Inc. (a)	17,400	544,446
		3,147,652
IT Services - 0.7%
Accenture Ltd. Class A	900	34,686
CACI International, Inc. Class A (a)	18,878	884,623
First Data Corp.	14,000	376,600
ManTech International Corp. Class A (a)	8,100	270,621
Paychex, Inc.	7,300	276,451
Satyam Computer Services Ltd. sponsored ADR	13,400	304,180
SI International, Inc. (a)	3,400	97,614
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc.	3,900	$ 135,135
The Western Union Co.	12,600	276,570
Unisys Corp. (a)	64,489	543,642
		3,200,122
Office Electronics - 0.2%
Xerox Corp.	44,700	754,983
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	25,800	336,948
Agere Systems, Inc. (a)	13,600	307,632
Altera Corp. (a)	7,500	149,925
AMIS Holdings, Inc. (a)	43,300	474,135
Analog Devices, Inc.	17,300	596,677
Applied Micro Circuits Corp. (a)	42,700	155,855
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	156
ASML Holding NV (NY Shares) (a)	25,500	631,125
Atmel Corp. (a)	65,400	328,962
ATMI, Inc. (a)	10,343	316,186
Axcelis Technologies, Inc. (a)	66,400	507,296
Credence Systems Corp. (a)	62,057	205,409
Cymer, Inc. (a)	7,900	328,245
Cypress Semiconductor Corp. (a)	44,500	825,475
DSP Group, Inc. (a)	11,600	220,400
Entegris, Inc. (a)	22,600	241,820
Fairchild Semiconductor International, Inc. (a)	42,800	715,616
Hittite Microwave Corp. (a)	8,860	355,906
Integrated Device Technology, Inc. (a)	42,200	650,724
Intel Corp.	18,800	359,644
Intersil Corp. Class A	35,500	940,395
Linear Technology Corp.	8,100	255,879
LTX Corp. (a)	54,500	333,540
Maxim Integrated Products, Inc.	19,500	573,300
Microchip Technology, Inc.	15,900	564,927
Microsemi Corp. (a)	15,200	316,312
National Semiconductor Corp.	43,400	1,047,676
PMC-Sierra, Inc. (a)	20,200	141,602
Renewable Energy Corp. AS	18,800	425,255
Rudolph Technologies, Inc. (a)	23,076	402,445
Samsung Electronics Co. Ltd.	1,170	700,159
Semitool, Inc. (a)	9,871	128,323
Spansion, Inc. Class A (a)	9,300	113,367
Teradyne, Inc. (a)	15,500	256,370
Xilinx, Inc.	14,700	378,231
		14,285,917
Software - 1.3%
Amdocs Ltd. (a)	5,400	196,992
Autodesk, Inc. (a)	8,731	328,286
Business Objects SA sponsored ADR (a)	9,700	351,043
Cadence Design Systems, Inc. (a)	16,100	339,066

	Shares	Value
Electronic Arts, Inc. (a)	4,500	$ 226,620
Fair, Isaac & Co., Inc.	12,100	468,028
Microsoft Corp.	48,700	1,357,269
Nintendo Co. Ltd.	4,800	1,395,230
Opsware, Inc. (a)	42,731	309,800
Quest Software, Inc. (a)	10,300	167,581
Symantec Corp. (a)	19,205	332,247
Take-Two Interactive Software, Inc. (a)	35,876	722,543
		6,194,705
TOTAL INFORMATION TECHNOLOGY		44,105,926
MATERIALS - 3.7%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,200	236,672
Arkema sponsored ADR (a)	7,900	452,937
Celanese Corp. Class A	30,700	946,788
Chemtura Corp.	70,900	774,937
Cytec Industries, Inc.	8,600	483,664
FMC Corp.	3,300	248,919
H.B. Fuller Co.	1,300	35,451
Israel Chemicals Ltd.	58,600	400,673
Monsanto Co.	17,400	956,304
The Mosaic Co.	44,400	1,183,704
Tokai Carbon Co. Ltd.	5,000	41,019
		5,761,068
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	21,300	548,901
Smurfit-Stone Container Corp. (a)	36,402	409,887
		958,788
Metals & Mining - 2.2%
Alcoa, Inc.	39,200	1,328,880
Allegheny Technologies, Inc.	6,500	693,485
Aquarius Platinum Ltd. (Australia)	10,278	340,122
Arcelor Mittal	5,200	275,028
Carpenter Technology Corp.	5,400	652,104
Compass Minerals International, Inc.	8,891	296,959
Goldcorp, Inc.	16,700	400,812
Haynes International, Inc. (a)	1,400	102,102
IPSCO, Inc.	3,500	459,900
Meridian Gold, Inc. (a)	39,300	1,003,329
Reliance Steel & Aluminum Co.	15,500	750,200
Stillwater Mining Co. (a)	24,800	314,712
Sumitomo Metal Industries Ltd.	13,000	67,085
Teck Cominco Ltd. Class B (sub. vtg.)	6,100	425,264
Titanium Metals Corp.	89,618	3,215,494
		10,325,476
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	12,100	373,164
TOTAL MATERIALS		17,418,496
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	205,100	$ 8,087,093
Cincinnati Bell, Inc.	7,200	33,840
Cogent Communications Group, Inc. (a)	8,900	210,307
Covad Communications Group, Inc. (a)	242,960	308,559
FairPoint Communications, Inc.	9,000	172,890
NTELOS Holding Corp.	4,500	86,490
Telenor ASA sponsored ADR	7,400	393,458
Verizon Communications, Inc.	59,000	2,237,280
		11,529,917
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	6,000	286,740
American Tower Corp. Class A (a)	16,670	649,297
Cellcom Israel Ltd.	3,000	54,720
Crown Castle International Corp. (a)	10,900	350,217
DigitalGlobe, Inc. (a)(f)	163	408
NII Holdings, Inc. (a)	7,400	548,932
Vivo Participacoes SA (PN) sponsored ADR	80,500	282,555
		2,172,869
TOTAL TELECOMMUNICATION SERVICES		13,702,786
UTILITIES - 2.5%
Electric Utilities - 0.7%
Ceske Energeticke Zavody AS	100	4,488
DPL, Inc.	14,300	444,587
E.ON AG	3,200	433,536
Edison International	9,000	442,170
Entergy Corp.	10,100	1,059,692
PPL Corp.	16,300	666,670
Reliant Energy, Inc. (a)	14,200	288,544
		3,339,687
Gas Utilities - 0.1%
AGL Resources, Inc.	1,000	42,720
Equitable Resources, Inc. (e)	9,300	449,376
		492,096
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	84,000	1,807,680
Constellation Energy Group, Inc.	9,900	860,805
Mirant Corp. (a)	18,700	756,602
NRG Energy, Inc.	8,100	583,524
TXU Corp.	35,500	2,275,550
		6,284,161
Multi-Utilities - 0.4%
CMS Energy Corp.	37,300	663,940

	Shares	Value
Integrys Energy Group, Inc.	1,500	$ 83,265
Public Service Enterprise Group, Inc.	12,400	1,029,696
		1,776,901
TOTAL UTILITIES		11,892,845
TOTAL COMMON STOCKS (Cost $258,196,405)		305,435,397
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,400	136,708
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	7,800	834,113
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $909,224)		970,821
Corporate Bonds - 1.6%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	298,332
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	140,000	140,525
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (f)	90,000	90,506
TOTAL CONVERTIBLE BONDS		529,363
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)	10,000	10,775
9% 7/1/15	20,000	21,825
		32,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	$ 30,000	$ 26,850
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	51,688
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	20,000	21,050
Service Corp. International:
6.75% 4/1/15 (f)(g)	20,000	20,050
7.5% 4/1/27 (f)(g)	20,000	20,050
		112,838
Hotels, Restaurants & Leisure - 0.0%
Carrols Corp. 9% 1/15/13	80,000	82,000
MGM Mirage, Inc. 5.875% 2/27/14	70,000	66,150
Six Flags, Inc. 9.625% 6/1/14	15,000	14,100
		162,250
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	15,000
Media - 0.2%
Cablevision Systems Corp. 9.87% 4/1/09 (h)	50,000	52,938
CanWest Media, Inc. 8% 9/15/12	70,000	72,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	30,000	31,614
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	83,200
CSC Holdings, Inc. 7.625% 4/1/11	40,000	41,000
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	42,413
EchoStar Communications Corp. 7.125% 2/1/16	40,000	41,300
MediMedia USA, Inc. 11.375% 11/15/14 (f)	10,000	10,513
Nielsen Finance LLC/Co. 10% 8/1/14 (f)	50,000	54,500
PanAmSat Corp. 9% 6/15/16 (f)	50,000	55,000
Paxson Communications Corp.:
8.61% 1/15/12 (f)(h)	65,000	66,300
11.61% 1/15/13 (f)(h)	30,000	31,425

	Principal Amount	Value
The Reader's Digest Association, Inc. 9% 2/15/17 (f)	$ 70,000	$ 67,375
Valassis Communications, Inc. 8.25% 3/1/15 (f)	70,000	68,950
		719,328
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17 (f)	20,000	20,000
8% 3/15/14	60,000	61,275
AutoNation, Inc. 7.36% 4/15/13 (h)	10,000	10,075
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	20,000	21,200
Sally Holdings LLC:
9.25% 11/15/14 (f)	40,000	41,200
10.5% 11/15/16 (f)	40,000	41,200
Sonic Automotive, Inc. 8.625% 8/15/13	110,000	114,400
Toys 'R' US, Inc. 7.875% 4/15/13	70,000	64,488
United Auto Group, Inc. 7.75% 12/15/16 (f)	30,000	30,300
		404,138
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.735% 12/15/14 (f)(h)	20,000	20,400
TOTAL CONSUMER DISCRETIONARY		1,493,404
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc. 7.625% 8/1/12	15,000	15,881
Rite Aid Corp.:
6.875% 8/15/13	5,000	4,388
7.7% 2/15/27	30,000	24,975
		45,244
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	40,000	41,600
Swift & Co. 10.125% 10/1/09	40,000	41,200
		82,800
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	30,000	32,475
TOTAL CONSUMER STAPLES		160,519
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	20,000	19,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Complete Production Services, Inc. 8% 12/15/16 (f)	$ 30,000	$ 30,750
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	19,000
		69,450
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. 8.875% 2/1/17 (f)	20,000	20,200
Chesapeake Energy Corp.:
6.5% 8/15/17	15,000	14,756
6.625% 1/15/16	5,000	5,013
7.5% 6/15/14	40,000	41,800
Massey Energy Co. 6.875% 12/15/13	40,000	38,000
Petrohawk Energy Corp. 9.125% 7/15/13	30,000	31,914
Plains All American Pipeline LP 6.65% 1/15/37 (f)	165,000	167,741
Plains Exploration & Production Co. 7% 3/15/17	30,000	30,113
Pogo Producing Co.:
6.625% 3/15/15	30,000	29,250
7.875% 5/1/13	15,000	15,225
Range Resources Corp. 7.375% 7/15/13	20,000	20,500
Tennessee Gas Pipeline Co.:
7% 10/15/28	15,000	16,035
8.375% 6/15/32	10,000	12,350
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (f)	30,000	31,800
		474,697
TOTAL ENERGY		544,147
FINANCIALS - 0.2%
Capital Markets - 0.0%
Janus Capital Group, Inc. 5.875% 9/15/11	52,000	52,647
Consumer Finance - 0.1%
Ford Motor Credit Co.:
7% 10/1/13	45,000	42,188
9.75% 9/15/10 (f)	10,000	10,475
9.81% 4/15/12 (h)	20,000	21,200
9.875% 8/10/11	115,000	121,785

	Principal Amount	Value
General Motors Acceptance Corp.:
6.75% 12/1/14	$ 75,000	$ 73,500
6.875% 9/15/11	35,000	34,738
6.875% 8/28/12	15,000	14,940
8% 11/1/31	25,000	26,813
GMAC LLC 6% 12/15/11	30,000	28,988
		374,627
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (f)	20,000	19,750
9% 6/1/16 (f)	20,000	21,150
NSG Holdings II, LLC 7.75% 12/15/25 (f)	30,000	30,825
Yankee Acquisition Corp. 8.5% 2/15/15 (f)	10,000	10,125
		81,850
Real Estate Investment Trusts - 0.1%
Host Hotels & Resorts LP 6.875% 11/1/14	60,000	61,200
Mack-Cali Realty LP 7.25% 3/15/09	55,000	56,957
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	50,000	50,938
Simon Property Group LP 7.75% 1/20/11	30,000	32,594
Ventas Realty LP:
6.5% 6/1/16	30,000	30,600
6.75% 4/1/17	20,000	20,575
		252,864
TOTAL FINANCIALS		761,988
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (f)	10,000	10,100
Health Care Providers & Services - 0.1%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (f)(h)	20,000	20,000
DaVita, Inc.:
6.625% 3/15/13 (f)	15,000	15,000
7.25% 3/15/15	40,000	40,448
HCA, Inc.:
6.5% 2/15/16	40,000	33,950
9.125% 11/15/14 (f)	30,000	31,988
9.25% 11/15/16 (f)	65,000	69,956
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 25,000	$ 25,750
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	20,000	22,250
Sun Healthcare Group, Inc. 9.125% 4/15/15 (f)(g)	10,000	10,238
Tenet Healthcare Corp. 9.875% 7/1/14	45,000	45,506
		315,086
TOTAL HEALTH CARE		325,186
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	70,000	70,175
Bombardier, Inc. 8% 11/15/14 (f)	140,000	144,550
Esterline Technologies Corp. 6.625% 3/1/17 (f)	35,000	35,088
Transdigm, Inc. 7.75% 7/15/14 (f)	20,000	20,650
		270,463
Airlines - 0.0%
AMR Corp. 9% 8/1/12	30,000	31,650
Continental Airlines, Inc.:
6.903% 4/19/22 (g)	10,000	10,075
7.339% 4/19/14 (g)	20,000	20,200
Delta Air Lines, Inc. 8.3% 12/15/29 (d)	205,000	115,067
		176,992
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	20,000	20,600
Allied Waste North America, Inc. 7.125% 5/15/16	30,000	30,525
Aramark Corp.:
8.5% 2/1/15 (f)	20,000	20,725
8.86% 2/1/15 (f)(h)	10,000	10,275
Cenveo Corp. 7.875% 12/1/13	105,000	103,688
Corrections Corp. of America 6.75% 1/31/14	20,000	20,400
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	25,000	25,375
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	10,350
PGS Solutions, Inc. 9.625% 2/15/15 (f)	20,000	20,150
Rental Service Corp. 9.5% 12/1/14 (f)	20,000	21,250
		283,338

	Principal Amount	Value
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17 (f)	$ 10,000	$ 10,050
7.725% 4/1/15 (f)(h)	20,000	20,025
		30,075
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (f)	10,000	10,150
9.5% 8/1/14	20,000	20,800
		30,950
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (f)	30,000	31,200
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (f)	20,000	20,300
7.86% 5/15/14 (f)(h)	10,000	10,175
Hertz Corp.:
8.875% 1/1/14	30,000	32,100
10.5% 1/1/16	15,000	17,025
		79,600
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)	20,000	21,450
H&E Equipment Services, Inc. 8.375% 7/15/16	20,000	21,200
Penhall International Corp. 12% 8/1/14 (f)	20,000	21,800
		64,450
TOTAL INDUSTRIALS		967,068
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	95,000	93,813
Nortel Networks Corp.:
9.61% 7/15/11 (f)(h)	30,000	32,175
10.125% 7/15/13 (f)	30,000	33,150
10.75% 7/15/16 (f)	30,000	33,636
		192,774
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16	30,000	30,000
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	20,000	18,700
Solectron Global Finance Ltd. 8% 3/15/16	10,000	9,925
		28,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	$ 15,000	$ 14,475
SunGard Data Systems, Inc. 9.125% 8/15/13	50,000	53,125
		67,600
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	70,000	71,400
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	31,088
Avago Technologies Finance Ltd. 10.125% 12/1/13	40,000	43,300
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (f)	30,000	30,039
9.125% 12/15/14 pay-in-kind (f)	40,000	39,700
9.2299% 12/15/14 (f)(h)	40,000	39,900
10.125% 12/15/16 (f)	30,000	30,075
		214,102
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	20,000	19,700
Open Solutions, Inc. 9.75% 2/1/15 (f)	70,000	72,100
Serena Software, Inc. 10.375% 3/15/16	30,000	32,400
		124,200
TOTAL INFORMATION TECHNOLOGY		728,701
MATERIALS - 0.1%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	62,000	70,060
Lyondell Chemical Co. 8.25% 9/15/16	20,000	21,350
MacDermid, Inc. 9.5% 4/15/17 (f)(g)	10,000	10,275
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (f)	60,000	62,025
10.125% 12/1/14 pay-in-kind (f)	30,000	31,088
Phibro Animal Health Corp. 10% 8/1/13 (f)	20,000	21,300
Sterling Chemicals, Inc. 10.25% 4/1/15 (f)	20,000	20,300
		236,398

	Principal Amount	Value
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	$ 50,000	$ 51,750
8.75% 11/15/12	25,000	26,313
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (f)	35,000	34,213
		112,276
Metals & Mining - 0.0%
FMG Finance Property Ltd.:
10% 9/1/13 (f)	20,000	21,750
10.625% 9/1/16 (f)	30,000	34,763
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	30,000	32,250
8.375% 4/1/17	35,000	37,800
Novelis, Inc. 7.25% 2/15/15	20,000	21,100
PNA Group, Inc. 10.75% 9/1/16 (f)	10,000	10,700
Tube City IMS Corp. 9.75% 2/1/15 (f)	10,000	10,300
		168,663
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (f)	25,000	25,000
8.125% 5/15/11	120,000	126,000
		151,000
TOTAL MATERIALS		668,337
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (f)(h)	30,000	30,563
Intelsat Ltd. 9.25% 6/15/16 (f)	80,000	88,000
Level 3 Financing, Inc.:
8.75% 2/15/17 (f)	20,000	20,150
9.15% 2/15/15 (f)(h)	20,000	20,150
9.25% 11/1/14 (f)	70,000	71,925
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	60,750
Qwest Corp.:
8.6049% 6/15/13 (h)	90,000	97,650
8.875% 3/15/12	45,000	49,725
Telecom Italia Capital SA 7.2% 7/18/36	95,000	98,906
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	20,000	22,900
Windstream Corp.:
7% 3/15/19 (f)	10,000	10,025
8.125% 8/1/13	15,000	16,218
8.625% 8/1/16	40,000	43,752
		630,714
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 25,000	$ 26,938
Centennial Communications Corp. 10% 1/1/13	20,000	21,500
Cricket Communications, Inc. 9.375% 11/1/14 (f)	60,000	63,675
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	20,000	19,000
		131,113
TOTAL TELECOMMUNICATION SERVICES		761,827
UTILITIES - 0.1%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	50,000	51,375
Gas Utilities - 0.0%
Dynegy Holdings, Inc. 8.375% 5/1/16	15,000	15,600
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	115,000	122,475
9.5% 6/1/09	59,000	62,835
Mirant North America LLC 7.375% 12/31/13	20,000	20,550
NRG Energy, Inc.:
7.25% 2/1/14	50,000	51,188
7.375% 2/1/16	65,000	66,788
7.375% 1/15/17	65,000	66,463
		390,299
Multi-Utilities - 0.0%
CMS Energy Corp.:
8.5% 4/15/11	85,000	92,863
8.9% 7/15/08	125,000	129,844
		222,707
TOTAL UTILITIES		679,981
TOTAL NONCONVERTIBLE BONDS		7,091,158
TOTAL CORPORATE BONDS (Cost $7,425,707)		7,620,521
Fixed-Income Funds - 30.9%
	Shares
Fidelity VIP Investment Grade Central Fund (i) (Cost $146,866,240)	1,421,026	146,692,467
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	13,708,684	$ 13,708,684
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	2,144,158	2,144,158
TOTAL MONEY MARKET FUNDS (Cost $15,852,842)		15,852,842
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $429,250,418)	476,572,048
NET OTHER ASSETS - (0.3)%	(1,245,906)
NET ASSETS - 100%	$ 475,326,142
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,199,820 or 0.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $713,471 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$ 157,957
PICO Holdings, Inc.	3/1/07	$ 313,020
Uramin, Inc.	3/7/07	$ 88,748
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 216,292
Fidelity Securities Lending Cash Central Fund	7,715
Fidelity VIP Investment Grade Central Fund	1,835,474
Total	$ 2,059,481
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity VIP Investment Grade Central Fund	$ 126,409,386	$ 20,044,529	$ -	$ 146,692,467	4.9%
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $425,901,559. Net unrealized appreciation aggregated $50,670,489, of which $57,626,723 related to appreciated investment securities and $6,956,234 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2007

1.799855.103

VIPDCA-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.1%
Automobiles - 1.2%
Fiat Spa	30,126	$ 759,936
Renault SA	4,500	526,272
		1,286,208
Diversified Consumer Services - 0.5%
Career Education Corp. (a)	8,000	244,000
Corinthian Colleges, Inc. (a)	19,842	272,828
		516,828
Hotels, Restaurants & Leisure - 5.0%
Accor SA	29,300	2,800,000
CKE Restaurants, Inc.	16,872	318,206
Las Vegas Sands Corp. (a)	11,800	1,021,998
MGM Mirage, Inc. (a)	6,200	431,024
Orient Express Hotels Ltd. Class A	3,300	197,406
Paddy Power PLC (Ireland)	11,100	293,730
Six Flags, Inc.	40,400	242,804
Starbucks Corp. (a)	2,800	87,808
Vail Resorts, Inc. (a)	2,200	119,526
		5,512,502
Household Durables - 1.7%
Whirlpool Corp.	22,894	1,943,930
Media - 6.7%
Dow Jones & Co., Inc.	22,200	765,234
EchoStar Communications Corp. Class A (a)	18,000	781,740
Mediacom Communications Corp. Class A (a)	36,149	294,253
Pearson PLC	36,700	629,759
The Walt Disney Co.	143,700	4,947,595
		7,418,581
Multiline Retail - 2.1%
Federated Department Stores, Inc.	23,100	1,040,655
Saks, Inc.	8,800	183,392
Target Corp.	19,500	1,155,570
		2,379,617
Specialty Retail - 5.5%
Abercrombie & Fitch Co. Class A	37,900	2,868,272
American Eagle Outfitters, Inc.	30,056	901,379
AnnTaylor Stores Corp. (a)	7,800	302,484
bebe Stores, Inc.	23,800	413,644
Casual Male Retail Group, Inc. (a)	2,200	26,026
Guess?, Inc.	17,900	724,771
Payless ShoeSource, Inc. (a)	5,900	195,880
Tiffany & Co., Inc.	9,800	445,704
Wet Seal, Inc. Class A (a)	43,700	286,235
		6,164,395
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	10,100	505,505

	Shares	Value
Deckers Outdoor Corp. (a)	11,200	$ 795,424
Wolverine World Wide, Inc.	9,800	279,986
		1,580,915
TOTAL CONSUMER DISCRETIONARY		26,802,976
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Remy Cointreau SA	1,400	94,478
Food & Staples Retailing - 0.7%
Tesco PLC	33,200	290,240
Whole Foods Market, Inc.	11,700	524,745
		814,985
Food Products - 0.1%
Ralcorp Holdings, Inc. (a)	900	57,870
TOTAL CONSUMER STAPLES		967,333
FINANCIALS - 14.6%
Capital Markets - 10.2%
Credit Suisse Group sponsored ADR	5,500	395,065
E*TRADE Financial Corp.	47,600	1,010,072
Fortress Investment Group LLC	19,475	558,543
Goldman Sachs Group, Inc.	15,600	3,223,428
Jefferies Group, Inc.	31,201	903,269
Man Group plc	149,630	1,634,194
Morgan Stanley	45,900	3,615,084
		11,339,655
Commercial Banks - 2.1%
Barclays PLC Sponsored ADR	41,300	2,351,622
Diversified Financial Services - 0.7%
Deutsche Boerse AG	3,300	755,996
Insurance - 0.7%
Allianz AG sponsored ADR	37,000	760,350
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	17,000	581,060
Grubb & Ellis Co. (a)	3,500	41,125
Jones Lang LaSalle, Inc.	2,500	260,700
		882,885
Thrifts & Mortgage Finance - 0.1%
Clayton Holdings, Inc.	8,875	136,143
TOTAL FINANCIALS		16,226,651
HEALTH CARE - 8.1%
Biotechnology - 4.7%
Biogen Idec, Inc. (a)	92,551	4,107,413
Genentech, Inc. (a)	13,400	1,100,408
Molecular Insight Pharmaceuticals, Inc.	1,300	15,444
		5,223,265
Health Care Equipment & Supplies - 0.2%
IDEXX Laboratories, Inc. (a)	2,400	210,312
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.5%
Assisted Living Concepts, Inc. Class A (a)	5,300	$ 62,540
Brookdale Senior Living, Inc.	16,880	753,861
VCA Antech, Inc. (a)	22,800	827,868
		1,644,269
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	4,400	117,964
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	6,200	186,434
Techne Corp. (a)	1,900	108,490
		294,924
Pharmaceuticals - 1.3%
Elan Corp. PLC sponsored ADR (a)	113,745	1,511,671
TOTAL HEALTH CARE		9,002,405
INDUSTRIALS - 22.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.	20,200	1,543,280
Lockheed Martin Corp.	7,900	766,458
Raytheon Co.	10,100	529,846
		2,839,584
Airlines - 4.3%
AMR Corp. (a)	62,400	1,900,080
Continental Airlines, Inc. Class B (a)	24,000	873,360
Ryanair Holdings PLC sponsored ADR (a)	28,400	1,272,036
UAL Corp. (a)	18,281	697,786
		4,743,262
Commercial Services & Supplies - 1.5%
Corporate Executive Board Co.	10,800	820,368
RPS Group PLC	12,200	78,085
Stericycle, Inc. (a)	9,592	781,748
		1,680,201
Electrical Equipment - 5.2%
ABB Ltd. sponsored ADR	77,000	1,322,860
Alstom SA (a)	26,000	3,374,097
Schneider Electric SA	8,600	1,091,693
		5,788,650
Machinery - 2.9%
Deere & Co.	18,460	2,005,494
Flow International Corp. (a)	19,549	209,956
Invensys PLC (a)	94,100	537,932
Kennametal, Inc.	7,100	480,031
		3,233,413
Road & Rail - 5.6%
Burlington Northern Santa Fe Corp.	37,350	3,004,061

	Shares	Value
Hertz Global Holdings, Inc.	32,600	$ 772,620
Norfolk Southern Corp.	48,242	2,441,045
		6,217,726
TOTAL INDUSTRIALS		24,502,836
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	11,100	283,383
Harris Corp.	14,200	723,490
		1,006,873
Computers & Peripherals - 0.6%
Diebold, Inc.	15,000	715,650
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	13,600	678,912
DealerTrack Holdings, Inc. (a)	26,442	812,298
Equinix, Inc. (a)	6,200	530,906
Interwoven, Inc. (a)	4,750	80,275
The Knot, Inc. (a)	25,766	554,742
ValueClick, Inc. (a)	19,700	514,761
WebSideStory, Inc. (a)	4,700	60,865
		3,232,759
Semiconductors & Semiconductor Equipment - 1.2%
ANADIGICS, Inc. (a)	36,833	435,366
Infineon Technologies AG sponsored ADR (a)	54,900	854,793
		1,290,159
Software - 1.7%
Activision, Inc. (a)	24,300	460,242
Business Objects SA sponsored ADR (a)	4,500	162,855
Electronic Arts, Inc. (a)	21,900	1,102,884
Secure Computing Corp. (a)	22,963	176,815
		1,902,796
TOTAL INFORMATION TECHNOLOGY		8,148,237
MATERIALS - 7.2%
Chemicals - 5.6%
Agrium, Inc.	5,700	218,955
Ecolab, Inc.	13,300	571,900
Monsanto Co.	71,021	3,903,314
Potash Corp. of Saskatchewan, Inc.	2,000	319,860
Rhodia SA (a)	84,100	308,937
Syngenta AG sponsored ADR	25,000	951,250
		6,274,216
Metals & Mining - 1.6%
Allegheny Technologies, Inc.	11,860	1,265,343
Titanium Metals Corp.	14,747	529,122
		1,794,465
TOTAL MATERIALS		8,068,681
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 5.2%
Cbeyond, Inc. (a)	9,718	$ 285,029
France Telecom SA	35,500	937,200
Level 3 Communications, Inc. (a)	136,600	833,260
Qwest Communications International, Inc. (a)	418,600	3,763,214
		5,818,703
Wireless Telecommunication Services - 3.3%
American Tower Corp. Class A (a)	58,300	2,270,785
Centennial Communications Corp. Class A (a)	42,618	350,746
Dobson Communications Corp. Class A	58,300	500,797
NII Holdings, Inc. (a)	6,600	489,588
		3,611,916
TOTAL TELECOMMUNICATION SERVICES		9,430,619
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
EDF Energies Nouvelles SA	8,386	510,700
International Power PLC	97,500	760,746
		1,271,446
TOTAL COMMON STOCKS (Cost $89,445,066)		104,421,184
Nonconvertible Bonds - 0.6%
	Principal Amount	Value
INDUSTRIALS - 0.6%
Airlines - 0.6%
Delta Air Lines, Inc.:
7.7% 12/15/49 (c)	$ 200,000	$ 110,500
7.9% 12/15/09 (c)	60,000	33,450
8.3% 12/15/29 (c)	580,000	325,554
9% 5/15/16 (c)	70,000	38,675
9.75% 5/15/21 (c)	40,000	22,100
10% 8/15/08 (c)	110,000	59,400
10.375% 2/1/11 (c)	60,000	33,150
		622,829
TOTAL NONCONVERTIBLE BONDS (Cost $624,400)		622,829
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 5.41% (b) (Cost $7,069,965)	7,069,965	7,069,965
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $97,139,431)	112,113,978
NET OTHER ASSETS - (0.7)%	(798,701)
NET ASSETS - 100%	$ 111,315,277
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,552
Fidelity Securities Lending Cash Central Fund	2,715
Total	$ 47,267
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $97,221,588. Net unrealized appreciation aggregated $14,892,390, of which $16,432,928 related to appreciated investment securities and $1,540,538 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2007

1.799851.103

VIPGI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.6%
Jamba, Inc. (a)(d)	398,750	$ 3,660,525
Starbucks Corp. (a)	188,750	5,919,200
		9,579,725
Household Durables - 1.0%
D.R. Horton, Inc.	150,100	3,302,200
Koninklijke Philips Electronics NV (NY Shares)	152,000	5,791,200
Toll Brothers, Inc. (a)	85,400	2,338,252
Whirlpool Corp.	42,200	3,583,202
		15,014,854
Media - 1.8%
E.W. Scripps Co. Class A	57,900	2,586,972
News Corp. Class B	404,800	9,905,456
Time Warner, Inc.	693,000	13,665,960
		26,158,388
Multiline Retail - 2.8%
Family Dollar Stores, Inc.	152,500	4,517,050
Federated Department Stores, Inc.	105,318	4,744,576
JCPenney Co., Inc.	53,100	4,362,696
Nordstrom, Inc.	54,700	2,895,818
Saks, Inc.	109,800	2,288,232
Sears Holdings Corp. (a)	34,600	6,233,536
Target Corp.	284,100	16,835,766
		41,877,674
Specialty Retail - 1.7%
Best Buy Co., Inc.	122,500	5,968,200
Lowe's Companies, Inc.	55,700	1,753,993
PETsMART, Inc.	74,000	2,439,040
Staples, Inc.	414,402	10,708,148
Tiffany & Co., Inc.	95,300	4,334,244
		25,203,625
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	61,400	2,630,990
TOTAL CONSUMER DISCRETIONARY		120,465,256
CONSUMER STAPLES - 8.2%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	73,600	6,964,032
PepsiCo, Inc.	136,300	8,663,228
		15,627,260
Food & Staples Retailing - 1.8%
CVS Corp.	218,900	7,473,246
Safeway, Inc.	110,000	4,030,400
Wal-Mart Stores, Inc.	287,600	13,502,820
Whole Foods Market, Inc.	50,800	2,278,380
		27,284,846

	Shares	Value
Food Products - 1.0%
Nestle SA sponsored ADR	147,000	$ 14,281,050
Household Products - 3.4%
Colgate-Palmolive Co.	202,500	13,524,975
Procter & Gamble Co.	583,100	36,828,596
		50,353,571
Tobacco - 1.0%
Altria Group, Inc.	29,560	2,595,664
Altria Group, Inc. (e)	181,500	11,959,035
		14,554,699
TOTAL CONSUMER STAPLES		122,101,426
ENERGY - 10.1%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	124,200	8,213,346
Cameron International Corp. (a)	320,500	20,124,195
Diamond Offshore Drilling, Inc.	93,400	7,560,730
Halliburton Co. (d)	217,817	6,913,512
Nabors Industries Ltd. (a)	190,100	5,640,267
Schlumberger Ltd. (NY Shares)	308,100	21,289,710
Smith International, Inc.	269,100	12,930,255
		82,672,015
Oil, Gas & Consumable Fuels - 4.6%
Devon Energy Corp.	30,900	2,138,898
EOG Resources, Inc.	118,300	8,439,522
Exxon Mobil Corp.	435,564	32,863,304
Peabody Energy Corp.	100,400	4,040,096
Petroplus Holdings AG	22,290	1,586,379
Plains Exploration & Production Co. (a)	139,100	6,278,974
Ultra Petroleum Corp. (a)	64,290	3,415,728
Valero Energy Corp.	144,500	9,318,805
		68,081,706
TOTAL ENERGY		150,753,721
FINANCIALS - 21.8%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	147,200	8,411,008
Charles Schwab Corp.	398,080	7,280,883
E*TRADE Financial Corp.	90,800	1,926,776
Fortress Investment Group LLC	100	2,868
Franklin Resources, Inc.	78,300	9,460,989
Goldman Sachs Group, Inc.	52,100	10,765,423
Investors Financial Services Corp.	177,900	10,344,885
Lehman Brothers Holdings, Inc.	9,100	637,637
State Street Corp.	218,300	14,134,925
		62,965,394
Commercial Banks - 3.0%
Commerce Bancorp, Inc., New Jersey (d)	91,400	3,050,932
Mizuho Financial Group, Inc.	191	1,227,026
PNC Financial Services Group, Inc.	106,200	7,643,214
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	208,657	$ 6,011,267
U.S. Bancorp, Delaware	127,900	4,472,663
Wachovia Corp.	200,170	11,019,359
Wells Fargo & Co.	326,290	11,234,165
		44,658,626
Consumer Finance - 0.8%
American Express Co.	154,700	8,725,080
Capital One Financial Corp. (d)	47,200	3,561,712
		12,286,792
Diversified Financial Services - 2.3%
Bank of America Corp.	431,600	22,020,232
Citigroup, Inc.	221,500	11,371,810
		33,392,042
Insurance - 10.1%
ACE Ltd.	163,200	9,312,192
AFLAC, Inc.	132,700	6,244,862
American International Group, Inc.	818,505	55,019,901
Berkshire Hathaway, Inc. Class A (a)	123	13,405,770
Endurance Specialty Holdings Ltd.	59,300	2,119,382
Everest Re Group Ltd.	94,400	9,078,448
Fidelity National Financial, Inc. Class A	220,900	5,303,809
Hartford Financial Services Group, Inc.	135,500	12,951,090
Lincoln National Corp.	104,900	7,111,171
National Financial Partners Corp.	126,600	5,938,806
PartnerRe Ltd.	47,500	3,255,650
Prudential Financial, Inc.	142,900	12,898,154
W.R. Berkley Corp.	228,900	7,581,168
		150,220,403
Real Estate Investment Trusts - 0.1%
Vornado Realty Trust	15,400	1,837,836
Real Estate Management & Development - 0.4%
Mitsui Fudosan Co. Ltd.	184,000	5,379,395
Move, Inc.	173,600	961,744
		6,341,139
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	36,800	1,237,952
Hudson City Bancorp, Inc.	456,300	6,242,184
People's Bank	120,200	5,336,880
		12,817,016
TOTAL FINANCIALS		324,519,248
HEALTH CARE - 12.9%
Biotechnology - 2.1%
Amgen, Inc. (a)	57,010	3,185,719
Biogen Idec, Inc. (a)	90,600	4,020,828

	Shares	Value
Celgene Corp. (a)	75,100	$ 3,939,746
Cephalon, Inc. (a)	64,000	4,557,440
Genentech, Inc. (a)	22,300	1,831,276
Gilead Sciences, Inc. (a)	120,800	9,241,200
PDL BioPharma, Inc. (a)	212,400	4,609,080
		31,385,289
Health Care Equipment & Supplies - 2.8%
Alcon, Inc.	18,400	2,425,488
Baxter International, Inc.	230,800	12,156,236
Becton, Dickinson & Co.	111,900	8,603,991
C.R. Bard, Inc.	82,500	6,559,575
Cooper Companies, Inc.	103,168	5,016,028
DJO, Inc. (a)	142,900	5,415,910
St. Jude Medical, Inc. (a)	49,370	1,856,806
		42,034,034
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc.	46,900	2,094,554
Cardinal Health, Inc.	120,300	8,775,885
Health Net, Inc. (a)	123,100	6,624,011
Healthways, Inc. (a)	8,800	411,400
Henry Schein, Inc. (a)	159,705	8,812,522
I-trax, Inc. (a)	230,600	906,258
Medco Health Solutions, Inc. (a)	102,700	7,448,831
UnitedHealth Group, Inc.	129,100	6,838,427
		41,911,888
Health Care Technology - 0.2%
IMS Health, Inc.	76,900	2,280,854
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (a)	95,600	2,874,692
Invitrogen Corp. (a)	93,300	5,938,545
Millipore Corp. (a)	62,300	4,514,881
		13,328,118
Pharmaceuticals - 4.1%
Allergan, Inc.	53,300	5,906,706
Johnson & Johnson	199,500	12,021,870
Merck & Co., Inc.	340,900	15,057,553
Novartis AG sponsored ADR	27,000	1,475,010
Pfizer, Inc.	266,900	6,741,894
Roche Holding AG (participation certificate)	29,228	5,170,331
Schering-Plough Corp.	299,600	7,642,796
Wyeth	154,200	7,714,626
		61,730,786
TOTAL HEALTH CARE		192,670,969
INDUSTRIALS - 10.3%
Aerospace & Defense - 3.1%
EDO Corp.	115,494	3,025,943
General Dynamics Corp.	187,600	14,332,640
Hexcel Corp. (a)	142,300	2,824,655
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	148,500	$ 6,839,910
United Technologies Corp.	300,700	19,545,500
		46,568,648
Air Freight & Logistics - 0.4%
FedEx Corp.	18,000	1,933,740
United Parcel Service, Inc. Class B	60,400	4,234,040
		6,167,780
Airlines - 0.4%
AMR Corp.	66,100	2,012,745
UAL Corp. (a)	84,400	3,221,548
		5,234,293
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)	201,200	1,961,700
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	109,600	3,793,256
Vestas Wind Systems AS (a)	82,600	4,627,638
		10,382,594
Industrial Conglomerates - 4.6%
General Electric Co.	1,442,000	50,989,120
McDermott International, Inc. (a)	287,450	14,079,301
Tyco International Ltd.	129,900	4,098,345
		69,166,766
Machinery - 0.7%
Danaher Corp.	71,600	5,115,820
Deere & Co.	45,500	4,943,120
		10,058,940
Road & Rail - 0.4%
Landstar System, Inc.	136,400	6,252,576
TOTAL INDUSTRIALS		153,831,597
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 4.5%
Alcatel-Lucent SA sponsored ADR	349,500	4,131,090
Cisco Systems, Inc. (a)	1,216,900	31,067,457
Comverse Technology, Inc. (a)	204,765	4,371,733
Corning, Inc. (a)	285,400	6,489,996
Harris Corp.	109,800	5,594,310
Juniper Networks, Inc. (a)	165,400	3,255,072
Motorola, Inc.	102,400	1,809,408
QUALCOMM, Inc.	222,200	9,479,052
Research In Motion Ltd. (a)	5,900	805,291
		67,003,409
Computers & Peripherals - 3.2%
Apple, Inc. (a)	186,500	17,327,715
Dell, Inc. (a)	58,800	1,364,748
EMC Corp. (a)	443,400	6,141,090
Hewlett-Packard Co.	250,000	10,035,000

	Shares	Value
Network Appliance, Inc. (a)	92,500	$ 3,378,100
SanDisk Corp. (a)	81,925	3,588,315
Sun Microsystems, Inc. (a)	866,100	5,205,261
		47,040,229
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	223,314	7,523,449
Internet Software & Services - 2.5%
CMGI, Inc. (a)	638,700	1,354,044
eBay, Inc. (a)	277,526	9,199,987
Google, Inc. Class A (sub. vtg.) (a)	49,825	22,827,822
Yahoo!, Inc. (a)	102,600	3,210,354
		36,592,207
IT Services - 1.0%
First Data Corp.	231,000	6,213,900
Paychex, Inc.	139,500	5,282,865
The Western Union Co.	174,800	3,836,860
		15,333,625
Office Electronics - 0.1%
Canon, Inc.	29,200	1,567,456
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp. (a)	72,800	1,455,272
Applied Materials, Inc.	731,200	13,395,584
ARM Holdings PLC sponsored ADR	205,000	1,609,250
ASML Holding NV (NY Shares) (a)	62,200	1,539,450
Broadcom Corp. Class A (a)	201,500	6,462,105
Fairchild Semiconductor International, Inc. (a)	199,200	3,330,624
FormFactor, Inc. (a)	88,588	3,964,313
Infineon Technologies AG sponsored ADR (a)	298,400	4,646,088
Intersil Corp. Class A	179,300	4,749,657
Lam Research Corp. (a)	4,900	231,966
Linear Technology Corp.	74,400	2,350,296
Microchip Technology, Inc.	133,700	4,750,361
National Semiconductor Corp.	225,800	5,450,812
Samsung Electronics Co. Ltd.	2,110	1,262,681
Verigy Ltd.	20,034	470,198
		55,668,657
Software - 4.7%
Adobe Systems, Inc. (a)	210,200	8,765,340
Cognos, Inc. (a)	79,000	3,111,810
Electronic Arts, Inc. (a)	115,100	5,796,436
Microsoft Corp.	1,537,700	42,855,699
Oracle Corp. (a)	366,800	6,650,084
Quest Software, Inc. (a)	163,500	2,660,145
		69,839,514
TOTAL INFORMATION TECHNOLOGY		300,568,546
Common Stocks - continued
	Shares	Value
MATERIALS - 2.6%
Chemicals - 1.2%
Monsanto Co.	159,920	$ 8,789,203
Praxair, Inc.	152,800	9,620,288
		18,409,491
Containers & Packaging - 0.4%
Owens-Illinois, Inc.	100,200	2,582,154
Smurfit-Stone Container Corp.	237,700	2,676,502
		5,258,656
Metals & Mining - 1.0%
Alcoa, Inc.	204,300	6,925,770
Meridian Gold, Inc. (a)	120,260	3,070,239
Titanium Metals Corp.	139,560	5,007,413
		15,003,422
TOTAL MATERIALS		38,671,569
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	788,900	31,106,327
Level 3 Communications, Inc. (a)	541,400	3,302,540
Qwest Communications International, Inc. (a)	440,800	3,962,792
Verizon Communications, Inc.	76,900	2,916,048
		41,287,707
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	197,300	7,684,835
TOTAL TELECOMMUNICATION SERVICES		48,972,542
UTILITIES - 0.9%
Electric Utilities - 0.6%
Exelon Corp.	137,300	9,433,883

	Shares	Value
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	66,800	$ 4,281,880
TOTAL UTILITIES		13,715,763
TOTAL COMMON STOCKS (Cost $1,265,401,958)		1,466,270,637
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 5.41% (b)	23,446,888	23,446,888
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	11,308,925	11,308,925
TOTAL MONEY MARKET FUNDS (Cost $34,755,813)		34,755,813
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,300,157,771)	1,501,026,450
NET OTHER ASSETS - (0.7)%	(10,880,368)
NET ASSETS - 100%	$ 1,490,146,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 554,031
Fidelity Securities Lending Cash Central Fund	41,873
Total	$ 595,904
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,306,026,462. Net unrealized appreciation aggregated $194,999,988, of which $212,030,118 related to appreciated investment securities and $17,030,130 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2007

1.799866.103

VIPGRO-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 3.2%
Las Vegas Sands Corp. (a)	143,900	$ 12,463,179
Vail Resorts, Inc. (a)	8,000	434,640
Wynn Resorts Ltd. (d)	55,000	5,217,300
		18,115,119
Household Durables - 0.2%
Whirlpool Corp.	10,900	925,519
Internet & Catalog Retail - 0.0%
Submarino SA	2,900	96,166
Media - 0.4%
News Corp. Class B	15,000	367,050
The Walt Disney Co.	64,500	2,220,735
Time Warner, Inc.	600	11,832
		2,599,617
Multiline Retail - 1.0%
Sears Holdings Corp. (a)	30,500	5,494,880
Specialty Retail - 1.4%
Gamestop Corp. Class A (a)	43,200	1,407,024
J. Crew Group, Inc.	1,300	52,221
Zumiez, Inc. (a)(d)	169,407	6,796,609
		8,255,854
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	2,500	125,125
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	48,800	2,503,440
		2,628,565
TOTAL CONSUMER DISCRETIONARY		38,115,720
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. (a)	7,939	500,554
ENERGY - 14.8%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	1,200	79,356
Diamond Offshore Drilling, Inc.	14,500	1,173,775
GlobalSantaFe Corp.	59,500	3,669,960
Grant Prideco, Inc. (a)	87,400	4,356,016
Halliburton Co.	40,800	1,294,992
National Oilwell Varco, Inc. (a)	78,800	6,129,852
Noble Corp.	10,100	794,668
Pride International, Inc. (a)	84,100	2,531,410
Schlumberger Ltd. (NY Shares)	121,600	8,402,560
Transocean, Inc. (a)	26,700	2,181,390
Weatherford International Ltd. (a)	27,700	1,249,270
		31,863,249
Oil, Gas & Consumable Fuels - 9.2%
Cabot Oil & Gas Corp.	7,800	525,096
Chesapeake Energy Corp.	62,200	1,920,736
Devon Energy Corp.	44,400	3,073,368

	Shares	Value
EOG Resources, Inc.	54,000	$ 3,852,360
Goodrich Petroleum Corp.	16,200	544,806
Noble Energy, Inc.	15,700	936,505
Occidental Petroleum Corp.	16,700	823,477
Peabody Energy Corp.	108,701	4,374,128
Petroplus Holdings AG	15,470	1,101,000
Quicksilver Resources, Inc. (a)	16,200	644,274
Ultra Petroleum Corp. (a)	198,500	10,546,305
Valero Energy Corp.	378,500	24,409,465
		52,751,520
TOTAL ENERGY		84,614,769
FINANCIALS - 15.4%
Capital Markets - 13.0%
Ashmore Group plc	970,700	5,534,781
BlackRock, Inc. Class A	5,800	906,598
Charles Schwab Corp.	57,400	1,049,846
Credit Suisse Group sponsored ADR	4,200	301,686
E*TRADE Financial Corp.	3,100	65,782
Fortress Investment Group LLC	454,715	13,041,226
Goldman Sachs Group, Inc.	99,365	20,531,790
Greenhill & Co., Inc. (d)	35,000	2,148,650
Lazard Ltd. Class A	113,100	5,675,358
Merrill Lynch & Co., Inc.	104,500	8,534,515
Morgan Stanley	207,400	16,334,824
		74,125,056
Commercial Banks - 0.3%
ICICI Bank Ltd. sponsored ADR	20,000	735,000
Standard Chartered PLC (United Kingdom)	35,829	1,032,209
		1,767,209
Diversified Financial Services - 2.1%
Chicago Mercantile Exchange Holdings, Inc. Class A	10,500	5,590,830
Deutsche Boerse AG	1,600	366,544
Moody's Corp.	95,900	5,951,554
NETeller PLC (a)	154,148	266,939
		12,175,867
TOTAL FINANCIALS		88,068,132
HEALTH CARE - 11.8%
Biotechnology - 4.8%
Celgene Corp. (a)	203,700	10,686,102
Genentech, Inc. (a)	109,500	8,992,140
Gilead Sciences, Inc. (a)	93,100	7,122,150
Vertex Pharmaceuticals, Inc. (a)	18,000	504,720
		27,305,112
Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc. (a)	10,700	1,300,799
Inverness Medical Innovations, Inc. (a)	18,700	818,686
		2,119,485
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 5.6%
Brookdale Senior Living, Inc.	23,400	$ 1,045,044
Humana, Inc. (a)	14,700	852,894
UnitedHealth Group, Inc.	570,905	30,240,838
		32,138,776
Health Care Technology - 0.2%
Cerner Corp. (a)	20,100	1,094,445
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	79,000	785,260
Pharmaceuticals - 0.7%
Allergan, Inc.	35,500	3,934,110
TOTAL HEALTH CARE		67,377,188
INDUSTRIALS - 1.6%
Airlines - 0.4%
AirAsia BHD (a)	408,600	209,175
AMR Corp. (a)	25,400	773,430
Ryanair Holdings PLC sponsored ADR (a)	12,600	564,354
US Airways Group, Inc. (a)	17,500	795,900
		2,342,859
Construction & Engineering - 1.0%
Fluor Corp.	63,600	5,706,192
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	42,600	731,868
Suzlon Energy Ltd.	16,281	375,118
		1,106,986
TOTAL INDUSTRIALS		9,156,037
INFORMATION TECHNOLOGY - 43.3%
Communications Equipment - 8.1%
ADVA AG Optical Networking (a)	24,969	275,167
Ciena Corp. (a)	94,000	2,627,300
Cisco Systems, Inc. (a)	117,500	2,999,775
F5 Networks, Inc. (a)	32,300	2,153,764
Juniper Networks, Inc. (a)	85,400	1,680,672
QUALCOMM, Inc.	391,800	16,714,188
Research In Motion Ltd. (a)	141,770	19,350,187
		45,801,053
Computers & Peripherals - 7.0%
Apple, Inc. (a)	247,300	22,976,643
EMC Corp. (a)	205,300	2,843,405
Network Appliance, Inc. (a)	19,700	719,444
SanDisk Corp. (a)	24,900	1,090,620
Seagate Technology	94,100	2,192,530
Sun Microsystems, Inc. (a)	1,691,400	10,165,314
		39,987,956
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. Class A (a)	500	22,750

	Shares	Value
Internet Software & Services - 20.4%
Akamai Technologies, Inc. (a)	18,400	$ 918,528
eBay, Inc. (a)(d)	1,361,429	45,131,371
Google, Inc. Class A (sub. vtg.) (a)(d)	152,500	69,869,399
NHN Corp.	468	68,648
Yahoo! Japan Corp.	234	80,440
		116,068,386
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	164,091	14,484,313
First Data Corp.	36,200	973,780
Infosys Technologies Ltd. sponsored ADR	49,500	2,487,375
Mastercard, Inc. Class A (d)	5,000	531,200
Paychex, Inc. (d)	85,780	3,248,489
Satyam Computer Services Ltd. sponsored ADR	142,800	3,241,560
The Western Union Co.	142,100	3,119,095
		28,085,812
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	4,200	76,944
Broadcom Corp. Class A (a)	29,150	934,841
Linear Technology Corp.	4,100	129,519
Marvell Technology Group Ltd. (a)	317,600	5,338,856
MEMC Electronic Materials, Inc. (a)	15,000	908,700
		7,388,860
Software - 1.6%
Activision, Inc. (a)	43,866	830,822
Electronic Arts, Inc. (a)	23,200	1,168,352
Nintendo Co. Ltd.	21,800	6,336,671
Salesforce.com, Inc. (a)	21,400	916,348
		9,252,193
TOTAL INFORMATION TECHNOLOGY		246,607,010
MATERIALS - 1.8%
Chemicals - 0.2%
Monsanto Co.	23,000	1,264,080
Metals & Mining - 1.6%
Arcelor Mittal	81,800	4,326,402
Carpenter Technology Corp.	13,400	1,618,184
Central African Mining & Exploration Co. PLC (a)	7,800	9,440
Freeport-McMoRan Copper & Gold, Inc. Class B	18,157	1,201,812
Titanium Metals Corp.	44,000	1,578,720
		8,734,558
TOTAL MATERIALS		9,998,638
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	330,909	13,047,742
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BigBand Networks, Inc.	33,400	$ 601,534
Level 3 Communications, Inc. (a)	82,100	500,810
		14,150,086
Wireless Telecommunication Services - 1.6%
America Movil SA de CV Series L sponsored ADR	95,600	4,568,724
American Tower Corp. Class A (a)	31,900	1,242,505
Bharti Airtel Ltd. (a)	149,642	2,651,293
China Mobile (Hong Kong) Ltd. sponsored ADR	18,300	820,755
		9,283,277
TOTAL TELECOMMUNICATION SERVICES		23,433,363
TOTAL COMMON STOCKS (Cost $464,234,855)		567,871,411
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	3,252,821	$ 3,252,821
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	31,338,390	31,338,390
TOTAL MONEY MARKET FUNDS (Cost $34,591,211)		34,591,211
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $498,826,066)	602,462,622
NET OTHER ASSETS - (5.6)%	(32,193,455)
NET ASSETS - 100%	$ 570,269,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,113
Fidelity Securities Lending Cash Central Fund	19,233
Total	$ 58,346
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $501,164,636. Net unrealized appreciation aggregated $101,297,986, of which $115,651,327 related to appreciated investment securities and $14,353,341 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2007

1.799869.103

VIPMID-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.2%
Amerigon, Inc. (a)	310,421	$ 3,864,741
Automotive Axles Ltd.	16,808	228,218
Balkrishna Industries Ltd.	1,283	13,415
BorgWarner, Inc.	100	7,542
Fuel Systems Solutions, Inc. (a)	480,119	8,891,804
Gentex Corp.	3,780,567	61,434,214
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	264
Minth Group Ltd.	14,245,000	13,837,531
New Focus Auto Tech Holdings Ltd.	7,228,000	2,590,184
Toyoda Gosei Co. Ltd.	100	2,364
		90,870,277
Automobiles - 0.2%
Bajaj Auto Ltd.	100	5,585
Geely Automobile Holdings Ltd.	94,780,200	12,615,525
Great Wall Automobile Holding Co. Ltd. (H Shares)	1,542,500	2,274,218
Harley-Davidson, Inc.	100	5,875
Hyundai Motor Co.	2,770	194,618
Hyundai Motor Co. GDR (f)	100	3,480
Renault SA	100	11,695
Thor Industries, Inc.	100	3,939
		15,114,935
Distributors - 0.1%
Abc-Mart, Inc.	397,700	8,792,400
Li & Fung Ltd.	2,200	6,912
		8,799,312
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	34,300	1,505,770
Benesse Corp.	100	3,717
Bright Horizons Family Solutions, Inc. (a)	57	2,152
New Oriental Education & Technology Group, Inc. sponsored ADR	100	4,053
Princeton Review, Inc. (a)	29	156
Raffles Education Corp. Ltd.	229,000	345,666
Regis Corp.	100	4,037
Service Corp. International	100	1,186
Strayer Education, Inc.	6,200	775,000
Universal Technical Institute, Inc. (a)	100	2,308
Weight Watchers International, Inc.	100	4,609
		2,648,654
Hotels, Restaurants & Leisure - 2.1%
Applebee's International, Inc.	524,200	12,989,676
Buffalo Wild Wings, Inc. (a)(d)	275,152	17,527,182
Chipotle Mexican Grill, Inc. Class A (a)	100	6,210
CKE Restaurants, Inc.	471,575	8,893,905
Fun Technologies, Inc. (a)	1,719,300	4,184,516
Home Inns & Hotels Management, Inc. ADR	100	3,634
Indian Hotels Co. Ltd.	100	336

	Shares	Value
Jack in the Box, Inc. (a)	100	$ 6,913
Krispy Kreme Doughnuts, Inc. (a)	100	1,019
Kyoritsu Maintenance Co. Ltd.	120	2,790
McCormick & Schmick's Seafood Restaurants (a)	100	2,681
Minor International PCL (For. Reg.)	10	3
OSI Restaurant Partners, Inc.	100	3,950
P.F. Chang's China Bistro, Inc. (a)	100	4,188
Panera Bread Co. Class A (a)	100	5,906
Peet's Coffee & Tea, Inc. (a)	100	2,762
Red Robin Gourmet Burgers, Inc. (a)	189,300	7,348,626
Ruby Tuesday, Inc.	542,452	15,514,127
Shanghai Jin Jiang International Hotels Group Co. Ltd. (H Shares)	830,000	483,330
Shangri-La Asia Ltd.	100	248
Sonic Corp. (a)	1,495,341	33,316,186
St. Marc Holdings Co. Ltd. (d)	482,100	28,394,925
Starwood Hotels & Resorts Worldwide, Inc.	384,200	24,915,370
TAJ GVK Hotels & Resorts Ltd.	297,699	1,246,477
Texas Roadhouse, Inc. Class A (a)	100	1,425
The Cheesecake Factory, Inc. (a)	100	2,665
Yoshinoya D&C Co. Ltd. (d)	1,994	3,689,145
		158,548,195
Household Durables - 1.0%
Alba PLC	26	97
Chitaly Holdings Ltd.	528,000	96,633
Corporacion Geo SA de CV Series B (a)	100	581
Cyrela Brazil Realty SA	407,800	3,750,339
Daito Trust Construction Co.	583,100	27,465,034
Gafisa SA ADR (a)	26,000	663,000
George Wimpey PLC	100	1,251
Henry Boot PLC	69,474	1,606,394
Makita Corp. sponsored ADR	100	3,730
Nihon Eslead Corp.	262,700	6,822,218
Rational AG	100	19,403
Samson Holding Ltd.	100	57
Sekisui House Ltd.	618,000	9,596,204
Skyworth Digital Holdings Ltd.	2,052	244
Snap-On, Inc.	100	4,810
Techtronic Industries Co. Ltd.	500	603
The Stanley Works	418,871	23,188,699
Woongjin Coway Co. Ltd.	100	2,806
		73,222,103
Internet & Catalog Retail - 0.6%
GSI Commerce, Inc. (a)	100	2,259
N Brown Group PLC	698,196	4,455,017
Netflix, Inc. (a)	100	2,319
Priceline.com, Inc. (a)(d)	586,700	31,247,642
Submarino SA	159,600	5,292,447
VistaPrint Ltd. (a)	203,412	7,790,680
		48,790,364
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.6%
Beneteau SA	100	$ 12,022
Giant Manufacturing Co. Ltd.	512,000	793,762
Li Ning Co. Ltd.	2,000	3,962
Mega Brands, Inc. (a)	100	2,197
Nidec Copal Corp.	100	1,091
Oakley, Inc.	2,310,313	46,529,704
SHIMANO, Inc.	100	3,089
		47,345,827
Media - 1.8%
ASC Enterprises Ltd. (a)	50	123
Austar United Communications Ltd.	100	126
Balaji Telefilms Ltd.	100	292
Clear Media Ltd. (a)	243,000	264,039
CTC Media, Inc.	100	2,568
cyber communications, Inc. (d)	5,000	4,217,941
CyberAgent, Inc. (d)	3,500	3,059,492
E.W. Scripps Co. Class A	102,700	4,588,636
Focus Media Holding Ltd. ADR (a)	46,800	3,671,928
Getty Images, Inc. (a)	204,280	9,934,136
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,980
Harris Interactive, Inc. (a)	371,553	2,240,465
Imagi International Holdings Ltd. (a)	2,000	1,088
Lamar Advertising Co. Class A	100	6,297
Marvel Entertainment, Inc. (a)(d)	566,800	15,728,700
McGraw-Hill Companies, Inc.	100	6,288
Modern Times Group AB (MTG) (B Shares)	69,750	4,079,911
News Corp. Class A	204	4,716
Omnicom Group, Inc.	830,148	84,990,552
ProQuest Co. (a)	40,500	364,500
Radio One, Inc. Class D (non-vtg.) (a)	89,201	576,238
RRSat Global Communications Network Ltd.	195,200	2,723,040
Trader Classified Media NV:
(A Shares)	100	180
Class A (NY Shares)	76,800	138,499
Usen Corp.	100	900
ValueCommerce Co. Ltd. (d)	820	667,385
Wire and Wireless India Ltd. (a)	44	90
Zee Entertainment Enterprises Ltd.	88	508
Zee News Ltd. (a)	39	35
		137,271,653
Multiline Retail - 0.5%
Don Quijote Co. Ltd.	300	5,881
JCPenney Co., Inc.	100	8,216
Lifestyle International Holdings Ltd.	2,328,500	7,003,232
Nordstrom, Inc. (d)	434,700	23,013,018
Parkson Retail Group Ltd.	500	3,264
PT Mitra Adiperkasa Tbk	1,553,000	131,105

	Shares	Value
Ryohin Keikaku Co. Ltd.	56,300	$ 3,559,662
Shopper's Stop Ltd.	100	1,438
		33,725,816
Specialty Retail - 2.0%
Asahi Co. Ltd.	200	2,962
Blacks Leisure Group PLC	100	612
Build-A-Bear Workshop, Inc. (a)(d)	246,938	6,783,387
CarMax, Inc. (a)	545,000	13,374,300
Charming Shoppes, Inc. (a)	100	1,295
Chow Sang Sang Holdings International Ltd.	2,000	1,349
Cost Plus, Inc. (a)	100	1,000
DSG International PLC sponsored ADR	100	1,004
DSW, Inc. Class A (a)(d)	177,200	7,479,612
Esprit Holdings Ltd.	500	5,865
Fantastic Holdings Ltd.	110	365
Gamestop Corp. Class A (a)	1,259,200	41,012,144
Golfsmith International Holdings, Inc.	250	2,175
GOME Electrical Appliances Holdings Ltd.	184,497	205,193
Guess?, Inc.	200	8,098
Hennes & Mauritz AB (H&M) (B Shares)	100	5,756
Inditex SA	367,200	22,823,233
JB Hi-Fi Ltd.	100	612
KOMERI Co. Ltd.	100	3,217
Lewis Group Ltd.	724,400	6,841,972
Nafco Co. Ltd.	1,300	35,305
Nitori Co. Ltd.	100	4,973
O'Reilly Automotive, Inc. (a)(d)	270,100	8,940,310
Otsuka Kagu Ltd.	27,600	876,042
Pendragon PLC	500	1,191
RONA, Inc. (a)	100	2,047
Ross Stores, Inc.	667,155	22,950,132
Sally Beauty Holdings, Inc. (a)	1,156,900	10,631,911
Sharper Image Corp. (a)	100	1,105
Williams-Sonoma, Inc.	100	3,546
Xebio Co. Ltd.	100	2,792
Yamada Denki Co. Ltd.	59,360	5,531,467
		147,534,972
Textiles, Apparel & Luxury Goods - 1.9%
Asics Corp.	5,718,700	64,015,661
China Grand Frstry Resources Group Ltd. (a)	8,198,000	1,038,718
China Ting Group Holdings Ltd.	4,938,000	1,769,553
Columbia Sportswear Co.	188,300	11,732,973
Crocs, Inc. (d)	119,700	5,655,825
Folli Follie SA	80	2,800
Heelys, Inc.	300	8,802
Liz Claiborne, Inc.	315,011	13,498,221
Luen Thai Holdings Ltd.	1,000	147
Luxottica Group Spa sponsored ADR	100	3,185
NIKE, Inc. Class B	100	10,626
Perry Ellis International, Inc. (a)	135,500	4,334,645
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phoenix Footwear Group, Inc. (a)	2,100	$ 9,555
Polo Ralph Lauren Corp. Class A	26,400	2,327,160
Ports Design Ltd.	2,687,500	7,154,284
Quiksilver, Inc. (a)	39,668	460,149
Ted Baker PLC	399,080	4,602,031
The Swatch Group AG (Bearer)	100	26,432
Under Armour, Inc. Class A (sub. vtg.) (a)	70	3,591
VF Corp.	148,000	12,227,760
Welspun India Ltd. (a)	100	164
Wolverine World Wide, Inc.	100	2,857
Yue Yuen Industrial Holdings Ltd.	3,119,800	10,581,007
		139,466,146
TOTAL CONSUMER DISCRETIONARY		903,338,254
CONSUMER STAPLES - 5.9%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	36,500	1,217,275
Brick Brewing Co. Ltd. (a)	100	175
C&C Group PLC	44,331	673,301
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	5,496
sponsored ADR	20	1,043
Dynasty Fine Wines Group Ltd.	2,000	850
Fomento Economico Mexicano SA de CV sponsored ADR	24,900	2,748,711
Grupo Modelo SA de CV Series C	142,600	730,050
Heineken Holding NV (A Shares)	100	4,427
Jones Soda Co. (a)	45,559	921,203
Remy Cointreau SA	100	6,748
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	5,045
Yantai Changyu Pioneer Wine Co. (B Shares)	130	629
		6,314,953
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,091
Breadtalk Group Ltd. (a)	1,000	274
CVS Corp.	951,700	32,491,038
Daikokutenbussan Co. Ltd.	79,000	1,228,949
Heng Tai Consumables Group Ltd. (a)	22,257,200	4,101,922
Lianhua Supermarket Holdings Co. (H Shares)	356,000	486,604
Metro AG	297,000	21,030,795
Performance Food Group Co. (a)	937,485	28,940,162
Plant Co. Ltd.	127,000	402,028
Safeway, Inc.	260,159	9,532,226
Shinsegae Co. Ltd.	100	57,398
Valor Co. Ltd.	651,000	7,602,274

	Shares	Value
Wal-Mart de Mexico SA de CV sponsored ADR	202	$ 8,605
Whole Foods Market, Inc.	167,099	7,494,390
X5 Retail Group NV unit (a)(f)	100	2,770
		113,381,526
Food Products - 1.8%
Barry Callebaut AG	85	63,222
Britannia Industries Ltd.	25,116	724,835
Bunge Ltd.	173,000	14,224,060
Campbell Soup Co.	100	3,895
CCL Products (India) Ltd.	103,953	765,044
Cermaq ASA	196,900	3,692,665
Chaoda Modern Agriculture (Holdings) Ltd.	1,000	701
China Agri-Industries Holding Ltd.	2,000	1,761
China Huiyuan Juice Group Ltd.	500	610
China Mengniu Dairy Co. Ltd.	100	286
China Yurun Food Group Ltd.	1,000	1,089
Chiquita Brands International, Inc.	598,600	8,392,372
COFCO International Ltd.	2,000	1,497
Corn Products International, Inc.	1,624,604	57,819,656
Green Mountain Coffee Roasters, Inc. (a)	100	6,305
Groupe Danone	109,000	17,807,149
Groupe Danone sponsored ADR	81,700	2,918,324
Hain Celestial Group, Inc. (a)	100	3,007
Heritage Foods (India) Ltd.	100	618
Hershey Co.	100	5,466
Hormel Foods Corp.	100	3,719
IAWS Group PLC (Ireland)	25,450	591,532
Marine Harvest ASA (a)(d)	11,766,000	13,820,264
Nutreco Holding NV	100	7,487
President Enterprises Corp.	1,000	958
REI Agro Ltd.	170,000	760,292
Rocky Mountain Chocolate Factory, Inc.	100	1,353
Seaboard Corp.	430	971,800
Tingyi (Cayman Island) Holding Corp.	2,000	1,927
Want Want Holdings Ltd.	2,831,000	5,520,450
Wimm-Bill-Dann Foods OJSC sponsored ADR	94,000	7,506,840
Wm. Wrigley Jr. Co.	100	5,093
		135,624,277
Personal Products - 2.5%
Amorepacific Corp.	62	34,137
Avon Products, Inc.	2,652,479	98,831,368
Concern Kalina OJSC:
GDR (f)	21,643	859,235
sponsored ADR	21,300	845,618
Dabur India Ltd.	100	219
Estee Lauder Companies, Inc. Class A	100	4,885
Godrej Consumer Products Ltd.	100	338
Hengan International Group Co. Ltd.	27,672,200	81,102,371
Kose Corp.	110	3,249
Marico Ltd.	100	141
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Natura Cosmeticos SA	168,300	$ 1,871,177
NBTY, Inc. (a)	56,200	2,980,848
Shiseido Co. Ltd. sponsored ADR	207,200	4,202,390
		190,735,976
TOTAL CONSUMER STAPLES		446,056,732
ENERGY - 12.8%
Energy Equipment & Services - 9.5%
Atwood Oceanics, Inc. (a)	307,900	18,070,651
BJ Services Co.	3,128,800	87,293,520
Cameron International Corp. (a)	288,400	18,108,636
Compagnie Generale de Geophysique SA sponsored ADR (a)	51,247	2,134,438
Diamond Offshore Drilling, Inc.	50,600	4,096,070
Dresser-Rand Group, Inc. (a)	650,400	19,811,184
ENSCO International, Inc.	574,346	31,244,422
Global Industries Ltd. (a)	1,617,406	29,582,356
GlobalSantaFe Corp.	1,844,139	113,746,494
Helmerich & Payne, Inc.	300,300	9,111,102
Metretek Technologies, Inc. (a)(d)	379,512	5,062,690
Nabors Industries Ltd. (a)	1,187,200	35,224,224
National Oilwell Varco, Inc. (a)	236,300	18,381,777
Newpark Resources, Inc. (a)	3,710,941	26,162,134
Oceaneering International, Inc. (a)	162,900	6,861,348
Oil States International, Inc. (a)	75,700	2,429,213
Parker Drilling Co. (a)(e)	7,542,854	70,827,399
Patterson-UTI Energy, Inc.	1,533,883	34,420,335
Pioneer Drilling Co. (a)	1,667,790	21,164,255
Pride International, Inc. (a)	244,550	7,360,955
Rowan Companies, Inc.	480,900	15,614,823
RPC, Inc.	1,845,187	30,740,815
Superior Energy Services, Inc. (a)	430,931	14,854,192
TODCO Class A (a)	511,000	20,608,630
Transocean, Inc. (a)	72,100	5,890,570
W-H Energy Services, Inc. (a)	494,872	23,130,317
Weatherford International Ltd. (a)	1,027,900	46,358,290
		718,290,840
Oil, Gas & Consumable Fuels - 3.3%
Canadian Natural Resources Ltd.	120,100	6,631,480
China Coal Energy Co. Ltd. (H Shares)	1,000	1,069
China Petroleum & Chemical Corp. sponsored ADR	100	8,448
China Shenhua Energy Co. Ltd. (H Shares)	500	1,209
CONSOL Energy, Inc.	280,915	10,992,204
Cosmo Oil Co. Ltd. (d)	1,596,000	6,691,199
Evergreen Energy, Inc. (a)(d)	1,161,000	7,627,770
Helix Energy Solutions Group, Inc. (a)	438,700	16,359,123
Hess Corp.	654,600	36,310,662
Holly Corp.	86,300	5,117,590

	Shares	Value
International Coal Group, Inc. (a)	2,423,666	$ 12,724,247
JKX Oil & Gas	91	543
Newfield Exploration Co. (a)	440,500	18,373,255
Niko Resources Ltd.	100	7,270
Nippon Oil Corp.	741,000	5,983,389
OPTI Canada, Inc. (a)	200	3,444
Peabody Energy Corp.	462	18,591
Penn Virginia Resource Partners LP	338,765	9,451,544
PetroChina Co. Ltd. sponsored ADR	100	11,709
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	8,935
sponsored ADR	100	9,951
Plains Exploration & Production Co. (a)	211,600	9,551,624
Rentech, Inc. (a)	100	314
Sasol Ltd. sponsored ADR	100	3,305
Southwestern Energy Co. (a)	400	16,392
Sunoco, Inc.	434,700	30,620,268
Surgutneftegaz JSC sponsored ADR	100	6,290
Uramin, Inc. (a)	100	515
USEC, Inc. (a)	311,150	5,056,188
Valero Energy Corp.	663,922	42,816,330
VeraSun Energy Corp.	100	1,987
Whiting Petroleum Corp. (a)	539,400	21,257,754
		245,664,599
TOTAL ENERGY		963,955,439
FINANCIALS - 11.8%
Capital Markets - 6.5%
A.G. Edwards, Inc.	459,862	31,813,253
Acta Holding ASA	631,850	3,513,338
AllianceBernstein Holding LP	1,409,328	124,725,528
Ameriprise Financial, Inc.	3,373,797	192,778,755
AWD Holding AG	144,600	6,847,404
Charlemagne Capital Ltd.	2,252,100	3,501,118
Cohen & Steers, Inc.	100	4,308
Deutsche Bank AG (NY Shares)	100	13,454
EFG International (a)	56,650	2,470,339
Espirito Santo Financial Group SA	100	3,831
Indiabulls Financial Services Ltd.	100	961
Japan Asia Investment Co. Ltd.	552,000	3,625,970
Julius Baer Holding AG (Bearer)	102,270	13,951,264
Korea Investment Holdings Co. Ltd.	416,520	21,915,111
Legg Mason, Inc.	100	9,421
Man Group plc	485,400	5,301,329
Marusan Securities Co. Ltd. (d)	1,539,700	21,351,691
Mirae Asset Securities Co. Ltd.	189,572	11,948,999
MPC Muenchmeyer Petersen Capital AG	67,000	5,664,366
New Star Asset Management Ltd.	100	895
Nuveen Investments, Inc. Class A	100	4,730
Sparx Group Co. Ltd. (d)	9,743	7,193,762
T. Rowe Price Group, Inc.	572,763	27,028,686
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TD Ameritrade Holding Corp. (a)	100	$ 1,488
W.P. Carey & Co. LLC	138,112	4,608,797
		488,278,798
Commercial Banks - 0.8%
Allahabad Bank	1,142,127	1,983,675
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	183,191
sponsored ADR (non-vtg.)	97,700	3,401,914
Banco Pastor SA	100	2,304
Banif SGPS SA	100	749
Bank of Ayudhya PCL (For. Reg.)	304,800	188,105
Bank of Baroda	1,157,580	6,595,574
Bank of Fukuoka Ltd.	798,000	6,410,142
Bank of India	100	386
Boston Private Financial Holdings, Inc.	195	5,444
Capitalia Spa	79	715
Capitol Bancorp Ltd.	100	3,685
Cathay General Bancorp	20	680
Commerce Bancorp, Inc., New Jersey	254,300	8,488,534
Corp. Bank Ltd.	230,369	1,532,967
DnB Nor ASA	100	1,411
East West Bancorp, Inc.	100	3,677
Fulton Financial Corp.	13	189
HDFC Bank Ltd. sponsored ADR	100	6,445
Hokuhoku Financial Group, Inc.	100	345
ICICI Bank Ltd. sponsored ADR	100	3,675
Industrial & Commercial Bank of China (Asia) Ltd.	938,000	2,052,832
Juroku Bank Ltd.	1,155,400	6,559,981
Lakeland Financial Corp.	200	4,540
Marshall & Ilsley Corp.	100	4,631
Oriental Bank of Commerce	182,856	818,337
OTP Bank Ltd.	100	4,581
PrivateBancorp, Inc. (d)	124,238	4,542,141
PT Bank Central Asia Tbk	500	280
Punjab National Bank	100	1,296
Sberbank (Savings Bank of the Russian Federation) GDR	100	43,080
Siam City Bank PCL (For. Reg.)	236,300	118,825
State Bank of India	100	2,833
Sumitomo Trust & Banking Co. Ltd.	1,275,000	13,229,025
The Mie Bank Ltd.	1,000	4,956
UCO Bank (a)	1,431,669	708,136
UMB Financial Corp.	100	3,776
Uniao de Bancos Brasileiros SA (Unibanco) GDR	23,400	2,046,564
Union Bank of India	100	257
UTI Bank Ltd.	100	1,128
Vijaya Bank Ltd.	436,403	431,819
Wintrust Financial Corp.	100	4,461
		59,397,286

	Shares	Value
Diversified Financial Services - 0.0%
Hong Kong Exchanges & Clearing Ltd.	100	$ 975
Infrastructure Development Finance Co. Ltd.	100	193
Kotak Mahindra Bank Ltd.	100	1,103
Moody's Corp.	53	3,289
SREI Infrastructure Finance Ltd.	100	108
		5,668
Insurance - 0.9%
Admiral Group PLC	565,100	12,777,248
April Group	100	5,231
Assurant, Inc.	260,505	13,970,883
Baloise Holdings AG (Reg.)	100	10,408
Benfield Group PLC	100	638
Brown & Brown, Inc.	100	2,705
China Life Insurance Co. Ltd. ADR	266	11,409
Genworth Financial, Inc. Class A (non-vtg.)	100	3,494
KMG America Corp. (a)	187,855	869,769
Milano Assicurazioni Spa	1,021,400	8,824,849
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	100	16,913
Penn Treaty American Corp. (a)	244,961	1,482,014
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	331,500	1,624,938
Power Financial Corp.	100	3,376
Principal Financial Group, Inc.	100	5,987
Reinsurance Group of America, Inc.	533,800	30,810,936
Samsung Fire & Marine Insurance Co. Ltd.	100	16,741
UNIPOL Assicurazioni Spa	100	387
Universal American Financial Corp. (a)	20,300	393,414
USI Holdings Corp. (a)	100	1,685
		70,833,025
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.	100	10,037
BioMed Realty Trust, Inc.	100	2,630
British Land Co. PLC	378,600	11,384,028
CFS Retail Property Trust	3,169,200	5,692,523
Charter Hall Group unit	1,065,500	2,396,627
DA Office Investment Corp.	100	779,937
Developers Diversified Realty Corp.	13,900	874,310
Digital Realty Trust, Inc.	100	3,990
General Growth Properties, Inc.	154,600	9,982,522
JF US Industrial Trust	864,700	748,603
K-REIT Asia	738,020	1,556,696
Land Securities Group PLC	150,016	6,317,472
Plum Creek Timber Co., Inc.	100	3,942
Weingarten Realty Investors (SBI)	161,300	7,671,428
		47,424,745
Real Estate Management & Development - 2.8%
Aeon Mall Co. Ltd. (d)	1,040,800	30,562,403
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
AV Jennings Homes Ltd.	104	$ 104
Ayala Land, Inc.	8,070,500	2,767,029
Babis Vovos International Technical SA	12,465	466,221
Capital & Regional PLC	529,100	16,034,317
CapitaLand Ltd.	4,616,000	24,341,177
Derwent London PLC	247,400	10,569,429
Fabege AB (d)	342,700	8,612,032
Fabege AB rights 4/27/07 (a)	342,700	264,066
Hopson Development Holdings Ltd.	8,390,000	21,067,614
Indiabulls Real Estate Ltd. (a)	300	2,061
Joint Corp.	20,600	783,230
Kenedix, Inc. (d)	3,496	17,861,258
Keppel Land Ltd.	1,200,100	7,514,963
Kerry Properties Ltd. (d)	6,563,024	33,724,376
Megaworld Corp.	10,986,000	764,740
Move, Inc.	475,104	2,632,076
New World China Land Ltd.	10,985,600	6,622,151
Patrizia Immobilien AG	557,200	12,444,826
Robinsons Land Corp.	4,623,500	1,873,418
Sankei Building Co. Ltd.	441,700	4,239,690
Shun Tak Holdings Ltd.	1,494,200	1,985,000
Songbird Estates PLC Class B	591,400	3,756,121
		208,888,302
Thrifts & Mortgage Finance - 0.2%
BankUnited Financial Corp. Class A	403,390	8,555,902
Clayton Holdings, Inc.	800	12,272
Housing Development Finance Corp. Ltd.	84	2,937
IndyMac Bancorp, Inc.	100	3,205
Radian Group, Inc.	141,700	7,776,496
		16,350,812
TOTAL FINANCIALS		891,178,636
HEALTH CARE - 12.1%
Biotechnology - 0.8%
3SBio, Inc. ADR	55,600	612,712
Alnylam Pharmaceuticals, Inc. (a)	122,300	2,201,400
Basilea Pharmaceutica AG (a)	7,630	1,771,900
BioCryst Pharmaceuticals, Inc. (a)(d)	309,100	2,587,167
Biogen Idec, Inc. (a)	549,100	24,369,058
Celgene Corp. (a)	100	5,246
Cepheid, Inc. (a)	66,600	791,208
CSL Ltd.	83	5,532
Cubist Pharmaceuticals, Inc. (a)	100	2,207
CuraGen Corp. (a)	100	308
CytRx Corp. (a)	186,785	876,022
deCODE genetics, Inc. (a)	100	365
Digene Corp. (a)	100	4,241
Genentech, Inc. (a)	100	8,212
Genitope Corp. (a)	100	415

	Shares	Value
Genomic Health, Inc. (a)	269,788	$ 4,678,124
Genta, Inc. (a)	100	31
Human Genome Sciences, Inc. (a)(d)	822,610	8,736,118
Infinity Pharmaceuticals, Inc. (a)	100	1,204
Iomai Corp.	100	490
MannKind Corp. (a)	40	572
Myriad Genetics, Inc. (a)	100	3,446
Orchid Cellmark, Inc. (a)	131,000	818,750
Osiris Therapeutics, Inc.	100	1,871
Pro-Pharmaceuticals, Inc. (a)	100	74
Q-Med AB	101,500	1,569,655
Sangamo Biosciences, Inc. (a)(d)(e)	1,921,391	13,065,459
Seattle Genetics, Inc. (a)	100	819
Sino Biopharmaceutical Ltd.	4,000	681
Sonus Pharmaceuticals, Inc. (a)	100	503
Telik, Inc. (a)	100	543
Theravance, Inc. (a)	100	2,950
TorreyPines Therapeutics, Inc. (a)	100	697
VaxGen, Inc. (a)	100	183
Vion Pharmaceuticals, Inc. (a)	100	168
		62,118,331
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	100	1,586
Angiodynamics, Inc. (a)	648	10,945
Beckman Coulter, Inc.	351,100	22,431,779
Becton, Dickinson & Co.	814,632	62,637,054
bioMerieux SA	100	8,919
Biophan Technologies, Inc. (a)	100	34
Biosite, Inc. (a)	33,200	2,787,804
C.R. Bard, Inc.	197,600	15,711,176
Clinical Data, Inc. (a)	100	2,075
Cytyc Corp. (a)	338,338	11,574,543
DENTSPLY International, Inc.	100	3,275
Edwards Lifesciences Corp. (a)	1,760,680	89,266,476
Fresenius AG	300	24,097
Gen-Probe, Inc. (a)	100	4,708
Greatbatch, Inc. (a)	100	2,550
Hologic, Inc. (a)	200	11,528
I-Flow Corp. (a)	100	1,474
IDEXX Laboratories, Inc. (a)	100	8,763
Immucor, Inc. (a)	100	2,943
Inverness Medical Innovations, Inc. (a)	43,100	1,886,918
Kinetic Concepts, Inc. (a)	100	5,064
Kyphon, Inc. (a)	100	4,514
Meridian Bioscience, Inc.	100	2,776
Mindray Medical International Ltd. sponsored ADR	30,700	730,967
Neogen Corp. (a)	100	2,358
NMT Medical, Inc. (a)	100	1,360
NuVasive, Inc. (a)	100	2,375
Optos PLC	100	492
Palomar Medical Technologies, Inc. (a)	206,899	8,265,615
Somanetics Corp. (a)	100	1,994
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	100	$ 3,761
Thermogenesis Corp. (a)	926,200	3,371,368
Varian Medical Systems, Inc. (a)	100	4,769
Vital Signs, Inc.	338	17,569
Zimmer Holdings, Inc. (a)	100	8,541
		218,802,170
Health Care Providers & Services - 1.3%
Acibadem Saglik Hizmetleri AS	100	1,121
Aetna, Inc.	100	4,379
Apollo Hospitals Enterprise Ltd.	100	1,148
Bangkok Dusit Medical Service PCL (For. Reg.)	100	101
Brookdale Senior Living, Inc.	206,720	9,232,115
Bumrungrad Hospital PCL (For. Reg.)	100	114
Chindex International, Inc. (a)	16,900	294,398
Diagnosticos da America SA (a)	1,000	22,072
Health Grades, Inc. (a)	205,492	1,290,490
Health Management Associates, Inc. Class A	100	1,087
Health Net, Inc. (a)	170,800	9,190,748
Humana, Inc. (a)	164,700	9,555,894
Laboratory Corp. of America Holdings (a)	340,900	24,759,567
Lincare Holdings, Inc. (a)	907,800	33,270,870
Medial Saude SA	180,000	2,273,959
National Research Corp.	100	2,150
Nighthawk Radiology Holdings, Inc. (a)	500	9,095
Omnicare, Inc.	214,700	8,538,619
Ramsay Health Care Ltd.	100	930
Sonic Healthcare Ltd.	100	1,193
		98,450,050
Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc. (a)(d)	88,800	2,380,728
Cerner Corp. (a)	39,600	2,156,220
Eclipsys Corp. (a)	619,353	11,934,932
Emageon, Inc. (a)	100	1,100
Emdeon Corp. (a)	1,966,719	29,756,458
iCAD, Inc. (a)	100	383
IMS Health, Inc.	1,653,600	49,045,776
Merge Technologies, Inc. (a)	200	974
Phase Forward, Inc. (a)	100	1,313
ProxyMed, Inc. (a)	100	289
TriZetto Group, Inc. (a)	1,139,336	22,798,113
Vital Images, Inc. (a)	110,200	3,665,252
		121,741,538
Life Sciences Tools & Services - 4.6%
Applera Corp.:
- Applied Biosystems Group	100	2,957
- Celera Genomics Group (a)	400	5,680
Bachem Holding AG (B Shares)	100	8,137

	Shares	Value
Bio-Imaging Technologies, Inc. (a)	100	$ 626
Bio-Rad Laboratories, Inc. Class A (a)	9,500	663,480
Cambrex Corp.	100	2,460
Charles River Laboratories International, Inc. (a)	430,900	19,933,434
Dionex Corp. (a)	100	6,811
Evotec OAI AG (a)	100	477
Exelixis, Inc. (a)	74	736
Harvard Bioscience, Inc. (a)	1,462,135	7,047,491
ICON PLC sponsored ADR	406,452	17,314,855
Illumina, Inc. (a)	100	2,930
Invitrogen Corp. (a)	87,800	5,588,470
Millipore Corp. (a)	353,800	25,639,886
Nektar Therapeutics (a)	100	1,306
QIAGEN NV (a)	4,419,300	75,923,574
Thermo Fisher Scientific, Inc. (a)	3,715,800	173,713,650
Ventana Medical Systems, Inc. (a)	72,643	3,043,742
Waters Corp. (a)	266,920	15,481,360
		344,382,062
Pharmaceuticals - 0.9%
Allergan, Inc.	113,108	12,534,629
BioMimetic Therapeutics, Inc.	40,300	666,562
Boiron SA	55	1,519
Chugai Pharmaceutical Co. Ltd.	100	2,524
Daiichi Sankyo Co. Ltd.	100	3,061
Discovery Laboratories, Inc. (a)	100	237
Endo Pharmaceuticals Holdings, Inc. (a)	1,980,497	58,226,612
Hi-Tech Pharmacal Co., Inc. (a)	100	1,115
MGI Pharma, Inc. (a)	100	2,247
Pfizer Ltd.	100	1,846
Ranbaxy Laboratories Ltd. sponsored GDR	75	608
Roche Holding AG (participation certificate)	149	26,358
SuperGen, Inc. (a)	100	590
Wockhardt Ltd.	86,000	787,142
		72,255,050
TOTAL HEALTH CARE		917,749,201
INDUSTRIALS - 12.6%
Aerospace & Defense - 0.2%
Ceradyne, Inc. (a)	198,124	10,845,308
DHB Industries, Inc. (a)	91,800	316,710
DynCorp International, Inc. Class A	129,900	1,960,191
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	4,586
General Dynamics Corp.	200	15,280
QinetiQ Group plc	100	368
		13,142,443
Air Freight & Logistics - 0.2%
Business Post Group PLC	200	1,806
C.H. Robinson Worldwide, Inc.	400	19,100
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	200	$ 8,264
FedEx Corp.	100	10,743
Panalpina Welttransport Holding AG	82,690	13,831,559
		13,871,472
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	899,700	23,736,401
Air China Ltd. (H Shares)	2,000	1,385
Continental Airlines, Inc. Class B (a)	97,900	3,562,581
easyJet PLC (a)	100	1,366
Republic Airways Holdings, Inc. (a)	627,304	14,402,900
TAM SA (PN) sponsored ADR (ltd. vtg.)	240,400	6,385,024
		48,089,657
Building Products - 0.0%
Ameron International Corp.	48,800	3,213,968
Duratex SA	100	1,790
Trex Co., Inc. (a)	100	2,153
		3,217,911
Commercial Services & Supplies - 1.6%
Advisory Board Co. (a)	100	5,062
Bio-Treat Technology Ltd.	961,416	532,324
Corporate Executive Board Co.	5,097	387,168
Equifax, Inc.	2,032,103	74,070,154
Experian Group Ltd.	100	1,152
Fuel Tech, Inc. (a)	100	2,465
GFK AG	20	915
Intertek Group PLC	484	8,634
Kenexa Corp. (a)	934,606	29,094,285
Korn/Ferry International (a)	264,000	6,056,160
Midas International Holdings Ltd.	4,166,000	215,938
Monster Worldwide, Inc. (a)	100	4,737
Pike Electric Corp. (a)	102,200	1,847,776
Randstad Holdings NV	62,140	4,819,364
Ritchie Brothers Auctioneers, Inc.	100	5,852
Robert Half International, Inc.	100	3,701
SAIC, Inc.	24,700	427,804
Sinomem Technology Ltd.	2,723,000	1,767,949
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	100	119,385
Steelcase, Inc. Class A	100	1,989
Stericycle, Inc. (a)	100	8,150
Tele Atlas NV (a)	65,600	1,485,303
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	1,386,000	558,764
United Envirotech Ltd.	1,000	178
		121,425,209
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	365,507	4,378,774
Fluor Corp.	45,800	4,109,176
Gammon India Ltd.	100	692

	Shares	Value
Hindustan Construction Co. Ltd.	100	$ 206
Insituform Technologies, Inc. Class A (a)	300	6,237
IVRCL Infrastructures & Projects Ltd.	688,326	4,631,860
Jacobs Engineering Group, Inc. (a)	340,140	15,867,531
Larsen & Toubro Ltd.	100	3,727
LG Engineering & Construction Co. Ltd.	29,690	2,657,204
Nagarjuna Construction Co. Ltd.	175,022	647,059
Orascom Construction Industries SAE GDR	100	10,150
Schmack Biogas AG	57,400	4,835,120
Shaw Group, Inc. (a)	178,700	5,587,949
SNC-Lavalin Group, Inc.	100	2,863
Taihei Dengyo Kaisha Ltd.	462,000	3,638,598
		46,377,146
Electrical Equipment - 2.8%
Acuity Brands, Inc.	91,100	4,959,484
AstroPower, Inc. (a)	100	0
Ceres Power Holding PLC (a)	100	433
Cooper Industries Ltd. Class A	1,899,340	85,451,307
Crompton Greaves Ltd.	100	459
Distributed Energy Systems Corp. (a)	100	137
Dongfang Electrical Machinery Co. Ltd. (H Shares)	366,000	1,522,365
First Solar, Inc.	100	5,201
Genlyte Group, Inc. (a)	100	7,055
Hitachi Cable Ltd.	1,000	5,695
Johnson Electric Holdings Ltd. sponsored ADR	100	664
Jyoti Structures Ltd.	100	392
Kalpataru Power Transmission Ltd.	40,000	1,001,806
KEC International Ltd.	100	1,185
Legrand SA	100	3,306
Neo-Neon Holdings Ltd.	11,509,000	21,475,807
Nexans SA	17,400	2,301,049
Powell Industries, Inc. (a)	20,900	668,800
Q-Cells AG	200	12,834
Rockwell Automation, Inc.	762,011	45,621,599
Schneider Electric SA	73,000	9,266,698
Seoul Semiconductor Co. Ltd.	270,100	7,866,432
Shanghai Electric (Group) Corp. (H Shares)	27,720,000	12,949,127
Solar Integrated Technologies, Inc. (a)	100	280
SolarWorld AG (d)	202,484	15,722,894
Thomas & Betts Corp. (a)	100	4,882
		208,849,891
Industrial Conglomerates - 0.3%
Aditya Birla Nuvo Ltd.	100	2,464
Hutchison Whampoa Ltd. ADR	100	4,809
NWS Holdings Ltd.	2,165,033	5,818,864
Sequa Corp. Class A (a)	6,243	747,724
Shanghai Industrial Holdings Ltd. (H Shares)	929,000	2,144,898
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Siemens India Ltd.	100	$ 2,509
Teleflex, Inc.	201,900	13,743,333
		22,464,601
Machinery - 5.9%
A.S.V., Inc. (a)	100	1,526
AGCO Corp. (a)(d)	4,473,923	165,400,933
Badger Meter, Inc. (d)	205,755	5,462,795
Bucher Industries AG	500	67,468
China Infrastructure Machinery Holdings Ltd.	326,000	640,026
China Metal International Holdings, Inc.	2,000	730
China Yuchai International Ltd.	100	797
Circor International, Inc.	75,500	2,695,350
Crane Co.	261,384	10,565,141
Cummins India Ltd.	100	609
Danaher Corp.	100	7,145
Deere & Co.	999,400	108,574,816
Delachaux SA	17,909	1,719,574
Dover Corp.	578,841	28,253,229
Eicher Motors Ltd.	191,769	1,082,651
ESCO Technologies, Inc. (a)	100	4,482
Graco, Inc.	100	3,916
Harsco Corp.	922,838	41,398,513
Hexagon AB (B Shares)	100	4,059
Hyflux Ltd.	100	175
IDEX Corp.	118,800	6,044,544
Jain Irrigation Systems Ltd.	100	967
JTEKT Corp.	1,000	17,468
KCI Konecranes Oyj	100	3,353
Komax Holding AG (Reg.)	100	14,637
Krones AG	2,900	569,452
MAN AG	156,600	18,220,125
PACCAR, Inc.	150	11,010
Parker Hannifin Corp.	100	8,631
Peerless Manufacturing Co. (a)	16,200	512,892
Railpower Technologies Corp. (a)	100	58
Shanthi Gears Ltd.	34,838	49,130
Shin Zu Shing Co. Ltd.	1,050,000	6,758,839
SPX Corp.	351,580	24,680,916
Tata Motors Ltd.	100	1,675
Tata Motors Ltd. sponsored ADR	100	1,621
Terex Corp. (a)	278,286	19,969,803
Thermax Ltd.	100	881
Uzel Makina Sanayi AS (a)	415,173	811,258
Vossloh AG	20,600	1,978,782
Wabash National Corp.	100	1,542
		445,541,519

	Shares	Value
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	$ 3,040
Kuehne & Nagel International AG	100	8,224
		11,264
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	100	8,043
Con-way, Inc.	350,300	17,458,952
CSX Corp.	302,600	12,119,130
Guangshen Railway Co. Ltd. sponsored ADR	100	3,157
Knight Transportation, Inc.	225	4,010
Landstar System, Inc.	100	4,584
Norfolk Southern Corp.	100	5,060
Old Dominion Freight Lines, Inc. (a)	100	2,881
		29,605,817
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	100	3,538
MSC Industrial Direct Co., Inc. Class A	77	3,594
Richelieu Hardware Ltd.	100	2,027
		9,159
Transportation Infrastructure - 0.0%
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,656
Macquarie Infrastructure Group unit	102	317
Sydney Roads Group unit	33	36
		2,009
TOTAL INDUSTRIALS		952,608,098
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 4.3%
ADC Telecommunications, Inc. (a)	1,297,096	21,713,387
Airspan Networks, Inc. (a)	100	380
Alvarion Ltd. (a)	600	4,830
Cisco Systems, Inc. (a)	3,761,000	96,018,330
CommScope, Inc. (a)	100	4,290
Comtech Telecommunications Corp. (a)	150	5,810
F5 Networks, Inc. (a)	400,800	26,725,344
Harris Corp.	100	5,095
Juniper Networks, Inc. (a)	8,817,596	173,530,289
Option NV (a)	360	6,574
Plantronics, Inc.	7,900	186,598
RADWARE Ltd. (a)	388,200	5,240,700
Vyyo, Inc. (a)	100	821
Zyxel Communications Corp.	1,038,470	1,722,938
		325,165,386
Computers & Peripherals - 1.9%
Acer, Inc.	2,131,000	4,089,408
Apple, Inc. (a)	974,400	90,531,504
Diebold, Inc.	100	4,771
Gemalto NV (a)	16	369
Hypercom Corp. (a)	37,000	220,520
I-Chiun Precision Industries Co. Ltd.	3,671,000	5,291,831
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lenovo Group Ltd. ADR	100	$ 732
Lexmark International, Inc. Class A (a)	146,100	8,541,006
Logitech International SA (Reg.) (a)	200	5,566
Moser-Baer India Ltd.	100	688
Psion PLC	33	110
SanDisk Corp. (a)	20	876
Sun Microsystems, Inc. (a)	4,214,300	25,327,943
Unisteel Technology Ltd.	1,976,500	3,830,275
Wacom Co. Ltd. (d)	2,050	5,723,924
		143,569,523
Electronic Equipment & Instruments - 3.0%
Acacia Research Corp. - Acacia Technologies (a)	100	1,582
Agilent Technologies, Inc. (a)	401,700	13,533,273
Amphenol Corp. Class A	100	6,457
CDW Corp.	635,196	39,020,090
Color Kinetics, Inc. (a)	472,337	9,177,508
CPI International, Inc.	288,242	5,540,011
Daktronics, Inc.	200	5,488
Digital China Holdings Ltd. (H Shares)	8,557,000	3,362,128
Echelon Corp. (a)(d)	546,398	5,759,035
Everlight Electronics Co. Ltd.	2,399,000	9,352,402
Gold Circuit Electronics Ltd.	4,532,000	3,821,179
Hana Microelectronics PCL (For. Reg.)	509,400	382,050
Ingenico SA (a)	364,130	9,489,759
Itron, Inc. (a)(d)	96,936	6,304,717
KEMET Corp. (a)	1,837,000	14,053,050
L-1 Identity Solutions, Inc.	100	1,651
Measurement Specialties, Inc. (a)	100	2,256
Meiko Electronics Co. Ltd.	100	3,726
Mettler-Toledo International, Inc. (a)	1,065,200	95,409,964
Motech Industries, Inc.	1,000	13,932
Murata Manufacturing Co. Ltd.	100	7,299
Nihon Dempa Kogyo Co. Ltd.	100	4,922
Nippon Electric Glass Co. Ltd.	594,000	10,409,997
NovAtel, Inc. (a)	100	3,706
Prime View International Co. Ltd. (a)	1,304,000	701,457
Robotic Vision Systems, Inc. (a)	100	1
Rogers Corp. (a)	100	4,435
Sunpower Corp. Class A (a)(d)	89,000	4,049,500
Tektronix, Inc.	100	2,816
Universal Display Corp. (a)	100	1,509
Yageo Corp. sponsored GDR (a)	100	200
		230,426,100
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	181,800	9,075,456
Answers Corp. (a)	100	1,293
aQuantive, Inc. (a)	11	307
Aun Consulting, Inc. (a)(d)	36	76,992
Baidu.com, Inc. sponsored ADR (a)	100	9,655

	Shares	Value
CNET Networks, Inc. (a)	100	$ 871
DA Consortium, Inc.	1,591	1,000,536
DealerTrack Holdings, Inc. (a)	992,361	30,485,330
Digital River, Inc. (a)	100	5,525
eCollege.com (a)	100	1,795
Equinix, Inc. (a)	21,400	1,832,482
F@N Communications, Inc. (d)	325	617,839
INFO Edge India Ltd.	100	1,558
Internap Network Services Corp. (a)	2,247,266	35,394,440
Lbi International AB (a)	82,100	580,744
LivePerson, Inc. (a)	859,074	6,769,503
LoopNet, Inc.	659,966	11,278,819
NetRatings, Inc. (a)	159,800	3,323,840
Omniture, Inc.	280,805	5,119,075
Online Resources Corp. (a)	100	1,147
Openwave Systems, Inc. (a)	100	815
Rediff.com India Ltd. sponsored ADR (a)(d)	39,000	650,130
Sify Ltd. sponsored ADR (a)(d)	73,900	637,757
Tencent Holdings Ltd.	1,444,000	4,712,613
Think Partnership, Inc. (a)	25,200	60,984
ValueClick, Inc. (a)	751,961	19,648,741
Websense, Inc. (a)	426,636	9,808,362
WebSideStory, Inc. (a)	699,000	9,052,050
		150,148,659
IT Services - 1.8%
CheckFree Corp. (a)	100	3,709
Cognizant Technology Solutions Corp. Class A (a)	42,384	3,741,236
eLoyalty Corp.	100	1,901
ExlService Holdings, Inc.	33,300	686,979
Hewitt Associates, Inc. Class A (a)	1,391,285	40,667,261
Lightbridge, Inc. (a)	74,300	1,305,451
Mastercard, Inc. Class A (d)	236,600	25,136,384
MoneyGram International, Inc.	143,500	3,983,560
Nomura Research Institute Ltd.	2,045,500	60,238,352
Patni Computer Systems Ltd. sponsored ADR	39,500	910,870
RightNow Technologies, Inc. (a)	43,152	706,830
Syntel, Inc.	100	3,465
WNS Holdings Ltd. ADR	100	2,914
		137,388,912
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	75	2,896
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	100	1,306
Advantest Corp. ADR	100	4,458
Agere Systems, Inc. (a)	10	226
Alliance Semiconductor Corp. (a)	100	451
Altera Corp. (a)	8,589,624	171,706,584
ANADIGICS, Inc. (a)	1,175,848	13,898,523
Arima Optoelectronics Corp.	1,743,000	2,430,929
ARM Holdings PLC sponsored ADR	100	785
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (a)	120,600	$ 2,984,850
ASML Holding NV (NY Shares) (a)	1,379,800	34,150,050
ATMI, Inc. (a)(e)	2,095,200	64,050,264
Cambridge Display Technologies, Inc. (a)	100	550
Credence Systems Corp. (a)	100	331
Cree, Inc. (a)	1,036,816	17,065,991
Elpida Memory, Inc. (a)	100	3,878
Epistar Corp.	7,649,000	27,970,051
Ersol Solar Energy AG (a)	100	7,370
Fairchild Semiconductor International, Inc. (a)	100	1,672
FormFactor, Inc. (a)	100	4,475
Harvatek Corp.	4,151,000	5,569,791
Hittite Microwave Corp. (a)	100	4,017
Integrated Device Technology, Inc. (a)	100	1,542
International Rectifier Corp. (a)	51,600	1,971,636
Intersil Corp. Class A	698,500	18,503,265
KLA-Tencor Corp.	100	5,332
Lam Research Corp. (a)	100	4,734
LSI Logic Corp. (a)	7,607,300	79,420,212
Maxim Integrated Products, Inc.	1,096,200	32,228,280
MediaTek, Inc.	1,000	11,484
MEMC Electronic Materials, Inc. (a)	393,200	23,820,056
Microchip Technology, Inc.	100	3,553
National Semiconductor Corp.	100	2,414
Opto Technology Corp. (a)	8,347,000	6,861,239
Powertech Technology, Inc.	1,000,000	3,868,238
Renewable Energy Corp. AS	284,000	6,424,071
RF Micro Devices, Inc. (a)(d)	1,126,800	7,019,964
Richtek Technology Corp.	985,000	9,733,907
Saifun Semiconductors Ltd. (a)	3,700	43,475
Samco International, Inc.	100	1,188
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	692
Silicon Laboratories, Inc. (a)	100	2,992
Silicon On Insulator Technologies SA (SOITEC) (a)	62,400	1,488,701
Siliconware Precision Industries Co. Ltd. sponsored ADR	800,000	7,848,000
Skyworks Solutions, Inc. (a)	100	575
Techwell, Inc. (e)	1,043,479	13,012,183
Teradyne, Inc. (a)	729,000	12,057,660
Ultratech, Inc. (a)	100	1,361
Volterra Semiconductor Corp. (a)	319,410	4,171,495
Zoran Corp. (a)	561,036	9,548,833
		577,913,634
Software - 2.4%
Activision, Inc. (a)	1	19
Altiris, Inc. (a)	100	3,291
Autodesk, Inc. (a)	234,398	8,813,365
Autonomy Corp. PLC (a)	3,876,776	52,258,059

	Shares	Value
Blackbaud, Inc.	1,107,834	$ 27,053,306
Business Objects SA sponsored ADR (a)	388,900	14,074,291
Cadence Design Systems, Inc. (a)	730,331	15,380,771
Cognos, Inc. (a)	219,800	8,657,923
Digimarc Corp. (a)	100	1,011
Electronic Arts, Inc. (a)	100	5,036
FactSet Research Systems, Inc.	150	9,428
Financial Technology (India) Ltd.	78	3,283
Hyperion Solutions Corp. (a)	100	5,183
Interactive Intelligence, Inc. (a)	100	1,524
Lawson Software, Inc. (a)	100	809
Midway Games, Inc. (a)	100	625
Napster, Inc. (a)	100	414
NAVTEQ Corp. (a)	100	3,450
Nintendo Co. Ltd.	100	29,067
Quality Systems, Inc. (d)	175,871	7,034,840
Quest Software, Inc. (a)	359,100	5,842,557
Salary.com, Inc.	185,900	2,069,067
Salesforce.com, Inc. (a)	7,700	329,714
Scientific Learning Corp. (a)	100	764
Smith Micro Software, Inc. (a)	100	1,863
Subex Azure Ltd.	200	2,598
Symantec Corp. (a)	100	1,730
Tata Elxsi Ltd.	100	668
Telelogic AB (a)(d)	2,323,100	4,407,560
The9 Ltd. sponsored ADR (a)(d)	136,300	4,598,762
THQ, Inc. (a)	172,400	5,894,356
Ubisoft Entertainment SA (a)	439,800	21,472,571
		177,957,905
TOTAL INFORMATION TECHNOLOGY		1,742,573,015
MATERIALS - 6.9%
Chemicals - 2.8%
ADA-ES, Inc. (a)	100	1,375
Aegis Logistics Ltd.	66,287	179,947
Air Products & Chemicals, Inc.	100	7,396
Airgas, Inc.	892,347	37,612,426
Albemarle Corp.	228,978	9,465,951
Asian Paints India Ltd.	385,678	6,766,390
Dyno Nobel Ltd.	100	189
Ecolab, Inc. (d)	1,361,700	58,553,100
Filtrona PLC	50	265
JSR Corp.	394,700	9,111,296
Jubilant Organosys Ltd.	100	599
Kuraray Co. Ltd.	125,000	1,345,394
Lubrizol Corp.	355,100	18,298,303
Methanex Corp.	103,700	2,311,031
Monsanto Co.	200	10,992
Quaker Chemical Corp.	100	2,381
Recticel SA	100	1,348
Sasa Dupont Sabanci Polyester Sanayi AS (a)	1	1
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	694,490	$ 17,903,952
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	922,000	480,264
Syngenta AG sponsored ADR	74,500	2,834,725
Terra Nitrogen Co. LP	103,700	5,945,121
Tokuyama Corp.	2,052,000	35,874,735
United Phosphorous Ltd.	100	747
Zoltek Companies, Inc. (a)	100	3,493
		206,711,421
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	6,729
Shree Cement Ltd.	100	2,122
		8,851
Containers & Packaging - 0.0%
Essel Propack Ltd.	1,080,401	1,724,963
Packaging Corp. of America	100	2,440
Sealed Air Corp.	200	6,320
Sonoco Products Co.	100	3,758
		1,737,481
Metals & Mining - 3.4%
Agnico-Eagle Mines Ltd.	23,350	408,392
AK Steel Holding Corp. (a)	1,224,800	28,648,072
Alamos Gold, Inc. (a)	2,095,800	13,342,107
Aquarius Platinum Ltd. (Australia)	42,383	1,402,546
BHP Billiton Ltd. sponsored ADR	100	4,845
BlueScope Steel Ltd.	100	850
Brush Engineered Materials, Inc. (a)	100	4,847
Eldorado Gold Corp. (a)	8,085,900	47,273,678
FNX Mining Co., Inc. (a)	100	2,191
Freeport-McMoRan Copper & Gold, Inc. Class B	80,668	5,339,415
Grupo Mexico SA de CV Series B	100	464
Harmony Gold Mining Co. Ltd. (a)	454,800	6,321,720
High River Gold Mines Ltd. (a)	3,911,900	7,284,730
IAMGOLD Corp.	2,520,200	19,449,120
Inmet Mining Corp.	100	5,500
Ivanhoe Mines Ltd. (a)	100	1,169
Kinross Gold Corp. (a)	4,564,666	63,020,896
Lihir Gold Ltd. sponsored ADR (a)	524,400	13,692,084
Lundin Mining Corp. (a)	970,821	10,805,119
Maharashtra Seamless Ltd.	70,000	823,155
Mechel Steel Group OAO sponsored ADR	100	3,325
Meridian Gold, Inc. (a)	100	2,553
Miramar Mining Corp. (a)	1,007,300	4,754,913
Newcrest Mining Ltd.	850,000	16,361,216
Northern Orion Resources, Inc. (a)	100	400
POSCO sponsored ADR	100	10,395
Royal Gold, Inc.	459,942	13,844,254
Shore Gold, Inc. (a)	651,900	4,274,291

	Shares	Value
Sumitomo Metal Mining Co. Ltd.	1,600	$ 30,767
Vedanta Resources PLC	100	2,619
Xstrata PLC	100	5,140
		257,120,773
Paper & Forest Products - 0.7%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	5,247
Cathay Forest Products Corp. (a)	40,100	32,648
Glatfelter	100	1,491
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	63,685
Lee & Man Paper Manufacturing Ltd. (d)	7,938,000	18,815,097
Pope Resources, Inc. LP	100	4,012
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	86
Sino-Forest Corp. (a)	1,831,000	20,775,280
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	749,100	13,708,530
		53,406,076
TOTAL MATERIALS		518,984,602
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	78,135	1,846,330
Golden Telecom, Inc.	100	5,538
Pipex Communications PLC (a)	100	32
PT Indosat Tbk sponsored ADR	100	3,382
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	4,314
		1,859,596
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	134,300	5,230,985
Clearwire Corp.	100	2,047
NII Holdings, Inc. (a)	36	2,670
Philippine Long Distance Telephone Co.	100	5,247
Sprint Nextel Corp.	100	1,896
Telemig Celular Participacoes SA sponsored ADR	100	3,747
		5,246,592
TOTAL TELECOMMUNICATION SERVICES		7,106,188
UTILITIES - 1.7%
Electric Utilities - 0.1%
Areva T&D India Ltd.	100	2,500
Entergy Corp.	103,400	10,848,728
Korea Electric Power Corp. sponsored ADR	100	2,000
		10,853,228
Gas Utilities - 0.6%
AGL Resources, Inc.	959,800	41,002,656
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
China Gas Holdings Ltd.	2,000	$ 448
Equitable Resources, Inc.	78,370	3,786,838
		44,789,942
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	2,825,500	60,804,760
Black Hills Corp. (d)	184,806	6,795,317
International Power PLC sponsored ADR	100	7,851
NTPC Ltd.	100	346
Ormat Technologies, Inc.	100	4,196
PTC India Ltd.	100	137
		67,612,607
Multi-Utilities - 0.1%
CMS Energy Corp.	277,854	4,945,801
Veolia Environnement sponsored ADR	100	7,432
Wisconsin Energy Corp.	100	4,852
		4,958,085
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	15
Guangdong Investment Ltd.	2,000	1,067
Puncak Niaga Holding BHD	70	65
Sino-Environment Technology Group Ltd.	1,000	2,294
		3,441
TOTAL UTILITIES		128,217,303
TOTAL COMMON STOCKS (Cost $6,458,067,682)		7,471,767,468
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60% (a)	5	24
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119)		24
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	24,072,635	$ 24,072,635
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	216,252,375	216,252,375
TOTAL MONEY MARKET FUNDS (Cost $240,325,010)		240,325,010
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $6,698,392,811)	7,712,092,502
NET OTHER ASSETS - (2.2)%	(169,012,580)
NET ASSETS - 100%	$ 7,543,079,922
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $865,485 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,338,143
Fidelity Securities Lending Cash Central Fund	648,180
Total	$ 2,986,323
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AGCO Corp.	$ 178,583,287	$ 2,189,143	$ 43,894,896	$ -	$ -
ATMI, Inc.	-	68,242,479	-	-	64,050,264
Core Laboratories NV	102,829,500	-	102,159,975	-	-
Internap Network Services Corp.	44,130,594	534,879	-	-	-
Parker Drilling Co.	39,970,900	24,388,588	-	-	70,827,399
Sangamo Biosciences, Inc.	-	15,786,582	718,932	-	13,065,459
Techwell, Inc.	-	32,403,160	11,529,856	-	13,012,183
Total	$ 365,514,281	$ 143,544,831	$ 158,303,659	$ -	$ 160,955,305
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $6,722,750,834. Net unrealized appreciation aggregated $989,341,668, of which $1,139,015,741 related to appreciated investment securities and $149,674,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2007

1.799889.103

VIPVS-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.1%
Amerigon, Inc. (a)	46,700	$ 581,415
Automobiles - 0.7%
Monaco Coach Corp.	66,881	1,065,414
Renault SA	19,800	2,315,596
Winnebago Industries, Inc.	10,900	366,567
		3,747,577
Diversified Consumer Services - 0.3%
H&R Block, Inc.	83,612	1,759,196
Hotels, Restaurants & Leisure - 0.9%
Carrols Restaurant Group, Inc.	31,451	456,354
Cosi, Inc. (a)(d)	9,200	51,336
McCormick & Schmick's Seafood Restaurants (a)	25,800	691,698
Vail Resorts, Inc. (a)	34,010	1,847,763
WMS Industries, Inc. (a)	44,000	1,726,560
		4,773,711
Household Durables - 3.3%
Bassett Furniture Industries, Inc.	27,766	408,716
Beazer Homes USA, Inc.	31,800	923,154
Black & Decker Corp.	14,000	1,142,680
Ethan Allen Interiors, Inc.	47,800	1,689,252
Jarden Corp. (a)	32,300	1,237,090
KB Home	27,100	1,156,357
Koninklijke Philips Electronics NV (NY Shares)	61,200	2,331,720
M.D.C. Holdings, Inc.	33,200	1,595,924
Pulte Homes, Inc.	24,500	648,270
Standard Pacific Corp.	46,700	974,629
The Stanley Works	40,000	2,214,400
Whirlpool Corp.	30,900	2,623,719
		16,945,911
Internet & Catalog Retail - 0.4%
Liberty Media Holding Corp. - Interactive Series A (a)	91,800	2,186,676
Leisure Equipment & Products - 0.8%
Brunswick Corp.	71,200	2,267,720
MarineMax, Inc. (a)	38,400	890,112
RC2 Corp. (a)	28,800	1,163,232
		4,321,064
Media - 2.4%
DreamWorks Animation SKG, Inc. Class A (a)	39,700	1,214,026
Getty Images, Inc. (a)	37,000	1,799,310
Liberty Global, Inc. Class A (a)	67,151	2,211,282
Live Nation, Inc. (a)	70,139	1,547,266
Naspers Ltd. Class N sponsored ADR	46,700	1,118,932
R.H. Donnelley Corp.	32,400	2,296,836

	Shares	Value
Regal Entertainment Group Class A	3,400	$ 67,558
Valassis Communications, Inc. (a)	117,810	2,025,154
		12,280,364
Multiline Retail - 0.7%
Retail Ventures, Inc. (a)(d)	56,700	1,193,535
Sears Holdings Corp. (a)	10,100	1,819,616
Tuesday Morning Corp.	32,100	476,364
		3,489,515
Specialty Retail - 2.9%
AutoZone, Inc. (a)	9,400	1,204,516
Blockbuster, Inc. Class A (d)	140,301	903,538
Build-A-Bear Workshop, Inc. (a)(d)	55,500	1,524,585
Group 1 Automotive, Inc.	31,000	1,232,870
Hot Topic, Inc. (a)	30,146	334,621
Lithia Motors, Inc. Class A (sub. vtg.)	14,800	405,668
PETsMART, Inc.	63,100	2,079,776
RadioShack Corp.	72,200	1,951,566
Select Comfort Corp. (a)(d)	60,800	1,082,240
Staples, Inc.	57,700	1,490,968
The Children's Place Retail Stores, Inc. (a)	26,600	1,483,216
Williams-Sonoma, Inc.	33,600	1,191,456
		14,885,020
Textiles, Apparel & Luxury Goods - 0.5%
Adidas-Salomon AG	24,600	1,344,988
NIKE, Inc. Class B	11,400	1,211,364
		2,556,352
TOTAL CONSUMER DISCRETIONARY		67,526,801
CONSUMER STAPLES - 4.6%
Beverages - 0.4%
Cott Corp. (a)	10,300	136,673
InBev SA	25,406	1,834,313
		1,970,986
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	54,400	1,840,352
Nash-Finch Co. (d)	40,700	1,402,522
Performance Food Group Co. (a)	6,803	210,009
Rite Aid Corp.	366,500	2,114,705
Winn-Dixie Stores, Inc. (a)(d)	132,100	2,331,565
		7,899,153
Food Products - 1.6%
Cermaq ASA	42,900	804,547
Chaoda Modern Agriculture (Holdings) Ltd.	664,000	465,697
Chiquita Brands International, Inc. (d)	44,400	622,488
Green Mountain Coffee Roasters, Inc. (a)(d)	20,000	1,261,000
Marine Harvest ASA (a)(d)	1,969,000	2,312,774
Nestle SA sponsored ADR	21,100	2,049,865
Tyson Foods, Inc. Class A	27,000	524,070
		8,040,441
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Central Garden & Pet Co.	17,100	$ 252,567
Central Garden & Pet Co. Class A (non-vtg.) (a)	53,508	786,568
		1,039,135
Tobacco - 0.9%
Altria Group, Inc.	14,600	1,282,026
British American Tobacco PLC sponsored ADR	56,300	3,549,152
		4,831,178
TOTAL CONSUMER STAPLES		23,780,893
ENERGY - 8.8%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	37,800	2,373,462
Hanover Compressor Co. (a)	42,600	947,850
Nabors Industries Ltd. (a)	62,300	1,848,441
National Oilwell Varco, Inc. (a)	29,700	2,310,363
Parker Drilling Co. (a)	142,823	1,341,108
Smith International, Inc.	18,700	898,535
Transocean, Inc. (a)	23,300	1,903,610
Universal Compression Holdings, Inc. (a)	21,300	1,441,584
		13,064,953
Oil, Gas & Consumable Fuels - 6.3%
Aurora Oil & Gas Corp. (a)	257,283	671,509
Cabot Oil & Gas Corp.	40,441	2,722,488
Canadian Natural Resources Ltd.	38,200	2,109,263
Cheniere Energy Partners LP	13,700	292,221
CONSOL Energy, Inc.	40,200	1,573,026
EOG Resources, Inc.	33,000	2,354,220
EXCO Resources, Inc.	141,476	2,345,672
Massey Energy Co.	98,500	2,363,015
Noble Energy, Inc.	40,800	2,433,720
Petrohawk Energy Corp. (a)	148,170	1,951,399
Tesoro Corp.	22,700	2,279,761
Tsakos Energy Navigation Ltd.	20,700	1,076,400
Ultra Petroleum Corp. (a)	51,200	2,720,256
Valero Energy Corp.	41,900	2,702,131
Valero GP Holdings LLC	18,576	515,484
Western Oil Sands, Inc. Class A (a)	60,100	1,775,073
Williams Companies, Inc.	61,100	1,738,906
Williams Partners LP	19,800	945,054
		32,569,598
TOTAL ENERGY		45,634,551
FINANCIALS - 22.0%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	20,900	1,194,226
Ares Capital Corp.	55,800	1,013,886
Cowen Group, Inc.	28,100	467,584

	Shares	Value
Credit Suisse Group sponsored ADR	32,500	$ 2,334,475
EFG International (a)	4,600	200,592
Investors Financial Services Corp.	23,100	1,343,265
Julius Baer Holding AG (Bearer)	17,482	2,384,824
KKR Private Equity Investors, LP	94,000	2,279,500
MarketAxess Holdings, Inc. (a)	16,591	277,733
State Street Corp.	34,900	2,259,775
TradeStation Group, Inc. (a)	98,565	1,240,933
		14,996,793
Commercial Banks - 2.9%
Barclays PLC	55,800	794,313
Center Financial Corp., California	23,319	461,017
Commerce Bancorp, Inc., New Jersey	65,841	2,197,773
East West Bancorp, Inc.	38,396	1,411,821
HSBC Holdings PLC (United Kingdom) (Reg.)	83,300	1,462,915
PNC Financial Services Group, Inc.	30,400	2,187,888
Siam City Bank PCL NVDR	2,298,300	1,155,717
UCBH Holdings, Inc.	70,800	1,318,296
Uniao de Bancos Brasileiros SA (Unibanco) GDR	12,900	1,128,234
Wachovia Corp.	41,100	2,262,555
Wintrust Financial Corp.	14,926	665,849
		15,046,378
Consumer Finance - 0.4%
Capital One Financial Corp.	28,100	2,120,426
Diversified Financial Services - 0.4%
Genesis Lease Ltd. ADR	68,800	1,799,120
Insurance - 6.2%
AFLAC, Inc.	45,900	2,160,054
Allied World Assurance Co. Holdings Ltd.	40,300	1,722,825
American International Group, Inc.	32,900	2,211,538
American Safety Insurance Group Ltd. (a)	10,200	194,412
Axis Capital Holdings Ltd.	56,300	1,906,318
Endurance Specialty Holdings Ltd.	85,500	3,055,770
Everest Re Group Ltd.	37,800	3,635,226
First Mercury Financial Corp.	43,000	883,650
Hartford Financial Services Group, Inc.	15,500	1,481,490
IPC Holdings Ltd.	44,600	1,286,710
Max Re Capital Ltd.	54,893	1,398,674
MetLife, Inc.	36,600	2,311,290
National Financial Partners Corp.	39,300	1,843,563
Navigators Group, Inc. (a)	25,760	1,292,379
Prudential Financial, Inc.	17,800	1,606,628
The Chubb Corp.	25,000	1,291,750
United America Indemnity Ltd. Class A (a)	27,702	642,686
Universal American Financial Corp. (a)	99,787	1,933,872
Willis Group Holdings Ltd.	28,836	1,141,329
		32,000,164
Real Estate Investment Trusts - 5.5%
Alexandria Real Estate Equities, Inc.	41,099	4,125,107
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	148,400	$ 2,297,232
Developers Diversified Realty Corp.	53,700	3,377,730
Duke Realty LP	89,400	3,886,218
Fonciere Lyonnaise SA	600	51,207
Friedman, Billings, Ramsey Group, Inc. Class A	106,000	585,120
General Growth Properties, Inc.	79,400	5,126,858
Health Care Property Investors, Inc.	60,600	2,183,418
Healthcare Realty Trust, Inc.	11,400	425,220
Highwoods Properties, Inc. (SBI)	31,300	1,236,037
HomeBanc Mortgage Corp., Georgia	41,100	143,439
Public Storage, Inc.	34,900	3,303,983
UDR, Inc.	57,600	1,763,712
		28,505,281
Real Estate Management & Development - 0.3%
Move, Inc.	74,000	409,960
The St. Joe Co. (d)	18,900	988,659
		1,398,619
Thrifts & Mortgage Finance - 3.4%
BankUnited Financial Corp. Class A	57,005	1,209,076
Countrywide Financial Corp.	64,200	2,159,688
Fannie Mae	70,700	3,858,806
FirstFed Financial Corp., Delaware (a)(d)	30,800	1,750,364
Hudson City Bancorp, Inc.	171,800	2,350,224
MGIC Investment Corp. (d)	39,900	2,350,908
New York Community Bancorp, Inc.	72,100	1,268,239
Radian Group, Inc.	52,500	2,881,200
		17,828,505
TOTAL FINANCIALS		113,695,286
HEALTH CARE - 5.5%
Biotechnology - 0.6%
Amgen, Inc. (a)	36,400	2,034,032
Theravance, Inc. (a)	37,680	1,111,560
		3,145,592
Health Care Equipment & Supplies - 0.4%
ArthroCare Corp. (a)	26,120	941,365
Aspect Medical Systems, Inc. (a)	11,400	177,726
Inverness Medical Innovations, Inc. (a)	16,700	731,126
		1,850,217
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc.	58,689	2,621,051
Capital Senior Living Corp. (a)	42,600	494,586
DaVita, Inc. (a)	39,900	2,127,468
Emeritus Corp. (a)	44,403	1,498,601
McKesson Corp.	39,300	2,300,622
UnitedHealth Group, Inc.	36,500	1,933,405
		10,975,733

	Shares	Value
Health Care Technology - 0.4%
IMS Health, Inc.	77,700	$ 2,304,582
Pharmaceuticals - 2.0%
Alpharma, Inc. Class A	101,100	2,434,488
Barr Pharmaceuticals, Inc. (a)	42,083	1,950,547
BioMimetic Therapeutics, Inc.	2,300	38,042
Endo Pharmaceuticals Holdings, Inc. (a)	57,200	1,681,680
Javelin Pharmaceuticals, Inc. (a)	104,148	617,598
Johnson & Johnson	19,900	1,199,174
MGI Pharma, Inc. (a)	105,300	2,366,091
		10,287,620
TOTAL HEALTH CARE		28,563,744
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.8%
General Dynamics Corp.	23,500	1,795,400
Honeywell International, Inc.	48,100	2,215,486
		4,010,886
Air Freight & Logistics - 0.8%
Forward Air Corp.	38,070	1,251,742
United Parcel Service, Inc. Class B	38,500	2,698,850
		3,950,592
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	117,945	1,211,295
Commercial Services & Supplies - 2.0%
ACCO Brands Corp. (a)	27,694	667,148
Allied Waste Industries, Inc.	185,600	2,336,704
CDI Corp.	11,705	338,509
Cintas Corp.	63,300	2,285,130
Clean Harbors, Inc.	49,935	2,258,061
The Brink's Co.	38,200	2,423,790
		10,309,342
Construction & Engineering - 2.0%
Chicago Bridge & Iron Co. NV (NY Shares)	26,800	824,100
Fluor Corp.	14,100	1,265,052
Granite Construction, Inc.	40,200	2,221,452
Infrasource Services, Inc. (a)	60,400	1,844,012
Shaw Group, Inc. (a)	42,200	1,319,594
Washington Group International, Inc. (a)	40,400	2,683,368
		10,157,578
Electrical Equipment - 0.4%
Vestas Wind Systems AS (a)	40,600	2,274,602
Industrial Conglomerates - 0.6%
Siemens AG (Reg.)	11,700	1,254,240
Tyco International Ltd.	68,700	2,167,485
		3,421,725
Machinery - 1.7%
Albany International Corp. Class A	43,400	1,559,796
Dover Corp.	23,400	1,142,154
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hanjin Heavy Industries & Construction Co. Ltd.	33,100	$ 1,164,551
Illinois Tool Works, Inc.	24,400	1,259,040
Kadant, Inc. (a)	31,100	788,696
Titan International, Inc. (d)	52,400	1,327,292
Valmont Industries, Inc.	27,200	1,572,976
		8,814,505
Marine - 0.2%
Kirby Corp. (a)	32,100	1,122,858
Road & Rail - 0.3%
Landstar System, Inc.	23,500	1,077,240
P.A.M. Transportation Services, Inc. (a)	24,826	511,912
Quality Distribution, Inc. (a)	4,400	38,060
		1,627,212
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	34,520	892,342
Transportation Infrastructure - 0.2%
Capital Product Partners LP	36,500	976,375
TOTAL INDUSTRIALS		48,769,312
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 4.0%
Adtran, Inc.	81,891	1,994,046
Alcatel-Lucent SA sponsored ADR	188,500	2,228,070
Comverse Technology, Inc. (a)	65,500	1,398,425
Dycom Industries, Inc. (a)	80,300	2,092,618
Harris Corp.	47,200	2,404,840
Juniper Networks, Inc. (a)	143,600	2,826,048
Motorola, Inc.	40,900	722,703
Nokia Corp. sponsored ADR	104,000	2,383,680
Powerwave Technologies, Inc. (a)	174,800	994,612
QUALCOMM, Inc.	52,700	2,248,182
RADWARE Ltd. (a)	90,385	1,220,198
		20,513,422
Computers & Peripherals - 1.8%
Electronics for Imaging, Inc. (a)	63,700	1,493,765
Hewlett-Packard Co.	35,200	1,412,928
Intermec, Inc. (a)	68,000	1,519,120
NCR Corp. (a)	31,900	1,523,863
Palm, Inc. (a)	39,400	714,322
QLogic Corp. (a)	113,600	1,931,200
Seagate Technology	35,400	824,820
		9,420,018
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	61,900	2,085,411
Arrow Electronics, Inc. (a)	57,700	2,178,175
Avnet, Inc. (a)	121,500	4,391,010

	Shares	Value
Flextronics International Ltd. (a)	164,900	$ 1,804,006
Jabil Circuit, Inc.	10,300	220,523
Molex, Inc.	72,300	2,038,860
Tektronix, Inc.	83,267	2,344,799
		15,062,784
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	4,900	2,244,984
Omniture, Inc.	25,000	455,750
Open Text Corp. (a)	59,100	1,315,040
Openwave Systems, Inc. (a)	59,265	483,010
ValueClick, Inc. (a)	48,200	1,259,466
VeriSign, Inc. (a)	48,800	1,225,856
		6,984,106
IT Services - 2.8%
CACI International, Inc. Class A (a)	31,300	1,466,718
Fidelity National Information Services, Inc.	46,800	2,127,528
First Data Corp.	77,500	2,084,750
IXEurope PLC	442,900	762,616
ManTech International Corp. Class A (a)	21,900	731,679
MoneyGram International, Inc.	85,200	2,365,152
Satyam Computer Services Ltd. sponsored ADR	50,400	1,144,080
SI International, Inc. (a)	21,190	608,365
SRA International, Inc. Class A (a)	39,900	971,964
Unisys Corp. (a)	261,100	2,201,073
		14,463,925
Office Electronics - 0.5%
Xerox Corp.	140,400	2,371,356
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	33,700	440,122
AMIS Holdings, Inc. (a)	108,200	1,184,790
Applied Materials, Inc.	64,900	1,188,968
ASML Holding NV (NY Shares) (a)	82,700	2,046,825
Atmel Corp. (a)	441,500	2,220,745
Fairchild Semiconductor International, Inc. (a)	92,500	1,546,600
FormFactor, Inc. (a)	25,200	1,127,700
Infineon Technologies AG sponsored ADR (a)	81,300	1,265,841
Integrated Device Technology, Inc. (a)	71,415	1,101,219
National Semiconductor Corp.	65,900	1,590,826
ON Semiconductor Corp. (a)	173,400	1,546,728
Supertex, Inc. (a)	16,438	545,906
Volterra Semiconductor Corp. (a)	9,400	122,764
Zoran Corp. (a)	76,384	1,300,056
		17,229,090
Software - 2.5%
Autodesk, Inc. (a)	33,000	1,240,800
Business Objects SA sponsored ADR (a)	42,600	1,541,694
Cadence Design Systems, Inc. (a)	109,400	2,303,964
EPIQ Systems, Inc. (a)	66,104	1,347,200
Fair, Isaac & Co., Inc.	53,200	2,057,776
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Moldflow Corp. (a)	25,370	$ 381,311
Quest Software, Inc. (a)	51,100	831,397
Symantec Corp. (a)	104,600	1,809,580
Ubisoft Entertainment SA (a)	32,273	1,575,681
		13,089,403
TOTAL INFORMATION TECHNOLOGY		99,134,104
MATERIALS - 5.7%
Chemicals - 3.4%
Agrium, Inc.	34,900	1,340,622
Airgas, Inc.	27,300	1,150,695
Akzo Nobel NV	17,400	1,321,008
Arkema sponsored ADR (a)	25,000	1,433,346
Celanese Corp. Class A	152,730	4,710,193
Chemtura Corp.	212,544	2,323,106
Georgia Gulf Corp.	41,020	664,934
H.B. Fuller Co.	69,900	1,906,173
Minerals Technologies, Inc.	37,011	2,300,604
OMNOVA Solutions, Inc. (a)	62,450	340,977
		17,491,658
Containers & Packaging - 0.2%
Temple-Inland, Inc.	20,700	1,236,618
Metals & Mining - 1.9%
Compass Minerals International, Inc.	37,913	1,266,294
European Nickel PLC (a)	464,500	511,877
Quanex Corp.	31,110	1,317,509
Reliance Steel & Aluminum Co.	57,500	2,783,000
Titanium Metals Corp.	74,679	2,679,483
ZincOx Resources PLC (a)	158,900	991,232
		9,549,395
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	100,400	1,139,180
TOTAL MATERIALS		29,416,851
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	102,325	4,034,675
Cincinnati Bell, Inc.	331,740	1,559,178
Qwest Communications International, Inc. (a)	259,900	2,336,501
		7,930,354
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	52,200	989,712
TOTAL TELECOMMUNICATION SERVICES		8,920,066

	Shares	Value
UTILITIES - 9.4%
Electric Utilities - 3.0%
DPL, Inc.	77,450	$ 2,407,921
E.ON AG	12,700	1,720,596
Entergy Corp.	43,000	4,511,560
Exelon Corp.	26,600	1,827,686
PPL Corp.	100,300	4,102,270
Reliant Energy, Inc. (a)	61,500	1,249,680
		15,819,713
Gas Utilities - 0.5%
Equitable Resources, Inc.	51,500	2,488,480
Independent Power Producers & Energy Traders - 4.2%
AES Corp. (a)	174,900	3,763,848
Clipper Windpower PLC (a)	136,200	1,849,346
Constellation Energy Group, Inc.	101,911	8,861,154
Mirant Corp. (a)	76,300	3,087,098
NRG Energy, Inc. (d)	58,288	4,199,068
		21,760,514
Multi-Utilities - 1.7%
CMS Energy Corp.	224,600	3,997,880
Public Service Enterprise Group, Inc.	39,500	3,280,080
Sempra Energy	25,100	1,531,351
		8,809,311
TOTAL UTILITIES		48,878,018
TOTAL COMMON STOCKS (Cost $473,427,096)		514,319,626
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.41% (b)	2,511,942	2,511,942
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	13,024,790	13,024,790
TOTAL MONEY MARKET FUNDS (Cost $15,536,732)		15,536,732
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $488,963,828)	529,856,358
NET OTHER ASSETS - (2.3)%	(11,773,835)
NET ASSETS - 100%	$ 518,082,523
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,588
Fidelity Securities Lending Cash Central Fund	25,253
Total	$ 81,841

Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $489,785,947. Net unrealized appreciation aggregated $40,070,411, of which $49,943,370 related to appreciated investment securities and $9,872,959 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007